UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08928

HSBC PORTFOLIOS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
3435 STELZER ROAD
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Reports to Stockholders.

HSBC Global Asset Management (USA) Inc.

HSBC World Selection™ Funds
Semi-Annual Report
April 30, 2013

WORLD SELECTION FUNDS	Class A	Class B	Class C
Aggressive Strategy Fund	HAAGX	HBAGX	HCAGX
Balanced Strategy Fund	HAGRX	HSBGX	HCGRX
Moderate Strategy Fund	HSAMX	HSBMX	HSCMX
Conservative Strategy Fund	HACGX	HBCGX	HCCGX
Income Strategy Fund	HINAX	HINBX	HINCX

Table of Contents
HSBC World Selection Funds Semi-Annual Report - April 30, 2013

Glossary of Terms
Chairman’s Message	4
President’s Message	5
Commentary From the Investment Manager	6
Portfolio Reviews	8
Portfolio Composition	18

Schedules of Portfolio Investments
Aggressive Strategy Fund	20
Balanced Strategy Fund	21
Moderate Strategy Fund	22
Conservative Strategy Fund	23
Income Strategy Fund	24
Statements of Assets and Liabilities	25
Statements of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	33
Notes to Financial Statements	38
Investment Adviser Contract Approval	48
Table of Shareholder Expenses	51

HSBC Portfolios
Schedules of Portfolio Investments
HSBC Growth Portfolio	53
HSBC Opportunity Portfolio	55
Statements of Assets and Liabilities	57
Statements of Operations	58
Statements of Changes in Net Assets	59
Financial Highlights	60
Notes to Financial Statements	61
Investment Adviser Contract Approval	66
Table of Shareholder Expenses	69
Other Information	70

The World Selection Funds (the “Funds”) are “fund of funds” which aim to provide superior risk adjusted returns relative to a single asset class investment over the long term by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Funds may also purchase or hold exchange traded notes (“ETNs”). The Funds’ broadly diversified investment approach across various asset classes and investment styles aims to contribute to achieving their objectives. Each World Selection Fund has a strategic asset allocation which represents a carefully constructed blend of asset classes, regions and currencies to meet longer term investment goals.

Glossary of Terms

BofA Merrill Lynch U.S. High Yield Master II Index is an unmanaged index that tracks the performance of USD-denominated, below investment grade corporate debt publicly issued in the U.S. domestic market.

Barclays U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Barclays U.S. High-Yield Corporate Bond Index is an unmanaged index that measures the non-investment grade, USD-denominated, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

Citigroup U.S. Domestic 3-Month Treasury Bill Index is an unmanaged market value-weighted index of public obligations of the U.S. Treasury with maturities of three months.

Gross Domestic Product (“GDP”) measures the market value of the goods and services produced by labor and property in the United States.

Morgan Stanley Capital International Europe Australasia and Far East (“MSCI EAFE”) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 22 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Morgan Stanley Capital International Emerging Market (“MSCI EM”) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI EM Index consists of the following 21 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Standard & Poor’s 500 (“S&P 500”) Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities.

Securities indices assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

Chairman’s Message

June 24, 2013

Fellow Shareholders:

The recently-concluded semi-annual period was a good one for the HSBC World Selection Funds, with all five of the Strategies delivering positive performance during the six months ended April 30, 2013.

More specific information about each fund’s performance appears in their respective Portfolio Reviews in the following pages of this report. These investment results were achieved in an environment marked by uncertainty about the economic and market outlook, including speculation about future Federal Reserve policy and its market effects. We have no crystal ball, but our portfolio managers generally view the outlook as mildly positive. Several factors contributed to this outlook, including:

  The slowly improving U.S. economic growth, with little signs of inflation, provides a positive backdrop for stocks.

  Any normalization of Federal Reserve policy, and an end to so-called “quantitative easing,” should boost interest rates and improve returns in our money market offerings.

  A global economic recovery carries positive implications for emerging and frontier debt and equity markets, which is important for our roster of emerging market products.

That said, past performance is no guarantee of future results. To that end, the board and HSBC Global Asset Management (USA) Inc. constantly monitor the funds’ investment results, meeting regularly with portfolio managers and effect management change when we think it to be in our shareholders’ best interests. When managers consistently under-perform, we monitor their performance more closely and add additional oversight and scrutiny.

The Securities and Exchange Commission recently released for comment a number of proposals relating to money market fund reform. These included a floating net asset value and/or liquidity fees and redemption gates for certain types of money market funds. We will continue to monitor these developments as we work to provide the best money market fund structures and products to meet the needs of our shareholders.

The HSBC Funds lost a great friend and major contributor on April 28, 2013, when Larry Robbins, a trustee for 23 years and our chairman for eight years, succumbed to cancer, which he had fought with his usual grace and courage for almost five years. Larry resigned from the Board in December 2010, but remained an insightful counselor to me and a cheerleader to all of us. There’s no replacing a person like Larry.

His resignation did, however, open a vacancy on the Board, and this month we appointed Susan Gause to the board. The search was exhaustive and choosing among many attractive candidates wasn’t easy, we’re delighted to welcome Susan to the board. Susan has broad asset management experience having served as the CEO and CFO of a major asset management company and we believe that experience will serve HSBC Funds’ shareholders well.

Sincerely,

Michael Seely
Chairman, HSBC Funds

This literature must be preceded or accompanied by an effective prospectus for the HSBC Funds. Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. To obtain more information, for clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 or visit www.investorfunds.us.hsbc.com. For other investors and prospective investors, please call the Funds directly at 1-888-936-4722. Investors should read the prospectus carefully before investing or sending money.

4 HSBC FAMILY OF FUNDS

President’s Message

Dear Shareholder,

We are pleased to send to you the HSBC Funds semi-annual report, covering the six-month fiscal period ended April 30, 2013. This report contains detailed information about your Funds’ investments and results. We encourage you to review it carefully.

Inside these pages you will find a letter from the Funds’ Chairman, Michael Seely, in which he comments on recent market developments. The report also includes commentary from the Funds’ portfolio managers in which they discuss the investment markets and their respective Fund’s performance. Each commentary is accompanied by the Fund’s return for the period, listed alongside the returns of its benchmark index and peer group average for comparative purposes.

In closing, we would like to thank you for investing in the HSBC Funds. We continue to focus the HSBC Fund Family on investment solutions to assist our shareholders in reaching their financial goals. We appreciate the trust you place in us, and will continue working to earn it. Please contact us at any time with questions or concerns.

Sincerely,

Richard A. Fabietti
President

HSBC FAMILY OF FUNDS 5

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

U.S. Economic Review

The global economy experienced moderate growth during the six-month period between November 1, 2012 and April 30, 2013. Many major economies produced disappointing economic data during much of the period. Consumer spending weakened and fiscal problems continued to plague the eurozone. However, U.S. equity markets made strong gains as the housing market showed significant improvement and consumer spending increased. Markets continued to benefit from the Federal Reserve Board’s decision to maintain the federal funds rate—a key factor in lending rates—at a historically low target range between 0.00% and 0.25% through 2014.

The period began with equities in the U.S. retreating somewhat from gains made in the previous quarter. This pullback was caused in part by renewed concerns about the eurozone debt crisis and the looming threat in the U.S. of the “fiscal cliff”—a collection of spending cuts and tax increases scheduled to take effect in January 2013. Markets both in the U.S. and abroad performed much stronger during the first quarter of 2013 due to improving circumstances in the eurozone and positive domestic economic data. Still, new signs of slowing economic growth—and concerns about political crises in Italy and Cyprus—contributed to higher volatility in the equity markets during the spring. Despite these issues, in addition to lingering weakness in the labor market, equity U.S. markets ended the period significantly higher than six months earlier.

The housing market was the area of the U.S. economy that showed the clearest signs of improvement. Data indicated that home prices were rising and sales were increasing. Home prices in February made their largest year-over-year gain since May 2006. These positive developments produced optimism that the market could finally be headed towards a full recovery from its 2008 collapse.

Another development that supported recent market gains was the European Central Bank’s efforts to reduce borrowing costs for peripheral European countries. These efforts included an aggressive government bond-buying program known as Outright Monetary Transactions. The formation of a governing political coalition in Italy also helped alleviate concerns about a political crisis in that country. Nonetheless, lingering sovereign debt and fiscal problems persist in Europe, and the continent remains in recession.

The unemployment rate continued to edge downward, but remained well above pre-recession levels. Real income and the consumer savings rate remained weak during the period, while consumer confidence declined slightly. Economic activity in the manufacturing sector expanded during each of the last five months of the period, though the rate of growth slowed.

Emerging markets as a whole performed poorly during the period, as the dollar gained strength and commodity prices fell. Economic data from China were mixed, though there were no signs that its economy was about to suffer the “hard landing” that some analyst had feared.

U.S. Gross Domestic Product1 (GDP) grew at a rate of 0.4% during the fourth quarter of 2012—the slowest rate since the first quarter of 2011. A preliminary estimate puts GDP growth during the first quarter of 2013 at 2.5%.

Market Review

The period began with a steep sell-off in U.S. markets that bottomed out in mid-November. Equities then reversed direction and began a strong rally that persisted through the duration of the period with only a few brief interruptions. Equities performed well despite investors’ concerns that the political deadlock over the fiscal cliff and the subsequent onset of automatic budget cuts—known as the sequester—would undermine economic growth. A political compromise that avoided the most dire consequences of the fiscal cliff, along with improvement in the housing market, helped buoy investor confidence and fuel gains in the equity markets.

During the period, small- and mid-cap stocks outperformed large-cap stocks, and emerging markets generally underperformed developed economies. The Russell 2000® Index1 of small-company stocks returned 16.58% and the MSCI Emerging Market Index1 returned 5.40%.

Stocks in developed economies rose. Japanese equities performed especially well due to optimism regarding its central bank’s efforts to revive its economy. European stocks made gains, but lagged well behind U.S. markets. The S&P 500 Index1 of large-company stocks returned 14.42% for the six months through April 2013. That compared to a 17.18% return for the MSCI EAFE Index1 of international stocks in developed markets.

Among fixed-income securities, yields on U.S. Treasury bonds increased during the period, sending prices lower. Investment-grade corporate bonds also declined. Investors sought the higher yields offered by high-yield corporate bonds and high-yield municipal bonds, which were the best-performing fixed-income sectors during the quarter. The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment-grade fixed-income market, returned 0.90% for the six months through April, while the Barclays U.S. High-Yield Corporate Bond Index1 returned 7.26%. Fixed-income markets in Europe generated modest returns, while fixed-income in emerging markets ended the period higher, though it performed poorly during the first quarter of 2013 following strong gains throughout 2012.

1  For additional information, please refer to the Glossary of Terms.

6 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Aggressive Strategy Fund
(Class A Shares, Class B Shares and Class C Shares)

by Randeep Brar, CFA, Senior Vice President/Portfolio Manager
Caroline Hitch, Senior Portfolio Manager

The Aggressive Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 12.64% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2013. That compared to a 14.42% total return for the Fund’s primary benchmark, the S&P 500 Index1.

The Fund measures performance against several additional reference indices: the MSCI EAFE Index1 (17.18% return for the 6 months through April 30, 2013), Barclays U.S. Aggregate Bond Index1 (0.90% return), Bank of America/Merrill Lynch U.S. High Yield Master II Index1 (7.26% return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.04% return).

Portfolio Performance

During the six-month period, central banks such as the Federal Reserve, European Central Bank (ECB) and Bank of Japan continued to utilize extraordinary measures to encourage global economic activity. In the U.S., President Obama was re-elected and led attempts to avoid the “fiscal cliff”, which was resolved through an agreement on January 1, 2013. Economic data in the U.S. related to labor and housing data continued to be generally positive, despite the payroll tax increase at the beginning of 2013 and “sequestration”, or automatic spending cuts, which took effect in the U.S. on March 1, 2013. The ECB’s announcement of Outright Monetary Transactions and its commitment, in the words of ECB President Mario Draghi, “to do whatever it takes” to preserve the euro has generally reduced volatility in Europe, despite some potentially unnerving events such as the messy bailout of Cyprus.

Given the positive macroeconomic backdrop, “risky” asset classes such as equities and high-yield bonds performed well during the period. In that environment, the Fund benefited from its exposure to these asset classes, including overweight positions in small-, mid- and large-cap U.S. equities and international equities, which performed well in absolute terms during the period. That said, the Fund generated lower absolute returns than its primary reference index due primarily to its exposure to less-risky asset classes such as bonds and cash investments, which did not perform as well as stocks.†

Within the Fund’s fixed-income segment, we retained our preference for corporate bonds such as U.S. high-yield bonds over government bonds throughout the period. That strategy added value to the portfolio. Government bonds remained our least-preferred asset class during the period, as we felt there was limited value to be found in this bond segment due to extremely low yields, which were often in negative territory after taking inflation into account.†

Within alternative asset classes, our preference for property was retained during the period and contributed to performance. Due to the underlying real assets, listed property is a relatively defensive investment and can provide a high-quality income stream which is appealing to investors in the current low-interest-rate environment. Private equity performed very well during the period, rewarding investors.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

8 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Aggressive Strategy Fund

			Average Annual				Expense
Fund Performance			Total Return (%)				Ratio(%)[4]
	Inception	Six	1	5	Since
As of April 30, 2013	Date	Months*	Year	Year	Inception		Gross	Net
Aggressive Strategy Fund Class A1	2/14/05	7.02	6.95	0.62	4.96		2.26	2.10
Aggressive Strategy Fund Class B2	2/9/05	8.19	7.74	0.90	5.07		3.01	2.85
Aggressive Strategy Fund Class C3	6/9/05	11.24	10.78	0.91	5.34		3.01	2.85
S&P 500 Index[5]	—	14.42	16.89	5.21	5.82	[6]	N/A	N/A
MSCI EAFE Index[5]	—	17.18	19.96	-0.44	5.43	[6]	N/A	N/A
Barclays U.S. Aggregate Bond Index[5]	—	0.90	3.68	5.72	5.22	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	7.26	14.04	10.83	8.56	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.04	0.08	0.28	1.76	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2013. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio) to an annual rate of 1.50%, 2.25%, and 2.25% for Class A Shares, Class B Shares and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2014. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2013 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period February 9, 2005 to April 30, 2013.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS 9

Portfolio Reviews (Unaudited)
Balanced Strategy Fund (Class A Shares, Class B Shares and Class C Shares)

by Randeep Brar, CFA, Senior Vice President/Portfolio Manager
Caroline Hitch, Senior Portfolio Manager

The Balanced Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 10.12% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2013. That compared to a 14.42% total return for the Fund’s primary benchmark, the S&P 500 Index1.

The Fund measures performance against several additional reference indices: the MSCI EAFE Index1 (17.18% return for the six months through April 30, 2013), Barclays U.S. Aggregate Bond Index1 (0.90% return), Bank of America/Merrill Lynch U.S. High Yield Master II Index1 (7.26% return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.04% return).

Portfolio Performance

During the six-month period, central banks such as the Federal Reserve, European Central Bank (ECB) and Bank of Japan continued to utilize extraordinary measures to encourage global economic activity. In the U.S., President Obama was re-elected and led attempts to avoid the “fiscal cliff”, which was resolved through an agreement on January 1, 2013. Economic data in the U.S. related to labor and housing data continued to be generally positive, despite the payroll tax increase at the beginning of 2013 and “sequestration”, or automatic spending cuts, which took effect in the U.S. on March 1, 2013. The ECB’s announcement of Outright Monetary Transactions and its commitment, in the words of ECB President Mario Draghi, “to do whatever it takes” to preserve the euro has generally reduced volatility in Europe, despite some potentially unnerving events such as the messy bailout of Cyprus.

Given the positive macroeconomic backdrop, “risky” asset classes such as equities and high-yield bonds performed well during the period. In that environment, the Fund benefited from its exposure to these asset classes, including overweight positions in small-, mid- and large-cap U.S. equities and international equities, which performed well in absolute terms during the period. That said, the Fund generated lower absolute returns than its primary reference index due primarily to its exposure to less-risky asset classes such as bonds and cash investments, which did not perform as well as stocks.†

Within the Fund’s fixed-income segment, we retained our preference for corporate bonds such as U.S. high-yield bonds over government bonds throughout the period. That strategy added value to the portfolio. Government bonds remained our least-preferred asset class during the period, as we felt there was limited value to be found in this bond segment due to extremely low yields, which were often in negative territory after taking inflation into account.†

Within alternative asset classes, our preference for property was retained during the period and contributed to performance. Due to the underlying real assets, listed property is a relatively defensive investment and can provide a high-quality income stream which is appealing to investors in the current low-interest-rate environment. Private equity performed very well during the period, rewarding investors.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

10 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Balanced Strategy Fund

			Average Annual				Expense
Fund Performance			Total Return (%)				Ratio(%)[4]
	Inception	Six	1	5	Since
As of April 30, 2013	Date	Months*	Year	Year	Inception		Gross	Net
Balanced Strategy Fund Class A1	2/8/05	4.59	6.34	2.07	5.39		1.77	1.77
Balanced Strategy Fund Class B2	2/1/05	5.68	7.09	2.35	5.60		2.52	2.52
Balanced Strategy Fund Class C3	4/27/05	8.67	10.07	2.35	5.91		2.52	2.52
S&P 500 Index[5]	—	14.42	16.89	5.21	5.85	[6]	N/A	N/A
MSCI EAFE Index[5]	—	17.18	19.96	-0.44	5.41	[6]	N/A	N/A
Barclays U.S. Aggregate Bond Index[5]	—	0.90	3.68	5.72	5.30	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	7.26	14.04	10.83	8.65	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.04	0.08	0.28	1.75	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2013. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2013 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period February 1, 2005 to April 30, 2013.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS 11

Portfolio Reviews (Unaudited)
Moderate Strategy Fund (Class A Shares, Class B Shares and Class C Shares)

by Randeep Brar, CFA, Senior Vice President/Portfolio Manager
Caroline Hitch, Senior Portfolio Manager

The Moderate Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 7.94% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2013. That compared to a 0.90% total return for the Fund’s primary benchmark, the Barclays U.S. Aggregate Bond Index1.

The Fund measures performance against several additional reference indices: the S&P 500 Index1 (14.42% return for the six-months through April 30, 2013), MSCI EAFE Index1 (17.18% return for the six months through April 30, 2013), Bank of America/Merrill Lynch U.S. High Yield Master II Index1 (7.26% return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.04% return).

Portfolio Performance

During the six-month period, central banks such as the Federal Reserve, European Central Bank (ECB) and Bank of Japan continued to utilize extraordinary measures to encourage global economic activity. In the U.S., President Obama was re-elected and led attempts to avoid the “fiscal cliff”, which was resolved through an agreement on January 1, 2013. Economic data in the U.S. related to labor and housing data continued to be generally positive, despite the payroll tax increase at the beginning of 2013 and “sequestration”, or automatic spending cuts, which took effect in the U.S. on March 1, 2013. The ECB’s announcement of Outright Monetary Transactions and its commitment, in the words of ECB President Mario Draghi, “to do whatever it takes” to preserve the euro has generally reduced volatility in Europe, despite some potentially unnerving events such as the messy bailout of Cyprus.

Given the positive macroeconomic backdrop, “risky” asset classes such as equities and high-yield bonds performed well during the period. In that environment, the Fund benefited from its exposure to these asset classes, including overweight positions in small-, mid- and large-cap U.S. equities and international equities, which performed well in absolute terms during the period.†

Within the Fund’s fixed-income segment, we retained our preference for corporate bonds such as U.S. high-yield bonds over government bonds throughout the period. That strategy added value to the portfolio. Government bonds remained our least-preferred asset class during the period, as we felt there was limited value to be found in this bond segment due to extremely low yields, which were often in negative territory after taking inflation into account.†

Within alternative asset classes, our preference for property was retained during the period and contributed to performance. Due to the underlying real assets, listed property is a relatively defensive investment and can provide a high-quality income stream which is appealing to investors in the current low-interest-rate environment. Private equity performed very well during the period, rewarding investors.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

12 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Moderate Strategy Fund

			Average Annual				Expense
Fund Performance			Total Return (%)				Ratio(%)[4]
	Inception	Six	1	5	Since
As of April 30, 2013	Date	Months*	Year	Year	Inception		Gross	Net
Moderate Strategy Fund Class A1	2/3/05	2.50	4.86	2.74	4.95		1.79	1.79
Moderate Strategy Fund Class B2	2/1/05	3.54	5.67	3.03	5.11		2.54	2.54
Moderate Strategy Fund Class C3	6/9/05	6.50	8.62	3.03	5.12		2.54	2.54
Barclays U.S. Aggregate Bond Index[5]	—	0.90	3.68	5.72	5.30	[6]	N/A	N/A
S&P 500 Index[5]	—	14.42	16.89	5.21	5.85	[6]	N/A	N/A
MSCI EAFE Index[5]	—	17.18	19.96	-0.44	5.41	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	7.26	14.04	10.83	8.65	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.04	0.08	0.28	1.75	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2013. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2013 expense ratios can be found in the financial highlights.
5	For additional information, please refer to Glossary of Terms.
6	Return for the period February 1, 2005 to April 30, 2013.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS 13

Portfolio Reviews (Unaudited)
Conservative Strategy Fund (Class A Shares, Class B Shares and Class C Shares)

by Randeep Brar, CFA, Senior Vice President/Portfolio Manager
Caroline Hitch, Senior Portfolio Manager

The Conservative Strategy Fund (the “Fund”) is a “fund of funds” which seeks long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 5.80% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2013. That compared to a 0.90% total return for the Fund’s primary benchmark, the Barclays U.S. Aggregate Bond Index1.

The Fund measures performance against several additional reference indices: the S&P 500 Index1 (14.42% return for the six-months through April 30, 2013), MSCI EAFE Index1 (17.18% return for the six months through April 30, 2013), Bank of America/Merrill Lynch U.S. High Yield Master II Index1 (7.26% return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.04% return).

Portfolio Performance

During the six-month period, central banks such as the Federal Reserve, European Central Bank (ECB) and Bank of Japan continued to utilize extraordinary measures to encourage global economic activity. In the U.S., President Obama was re-elected and led attempts to avoid the “fiscal cliff”, which was resolved through an agreement on January 1, 2013. Economic data in the U.S. related to labor and housing data continued to be generally positive, despite the payroll tax increase at the beginning of 2013 and “sequestration”, or automatic spending cuts, which took effect in the U.S. on March 1, 2013. The ECB’s announcement of Outright Monetary Transactions and its commitment, in the words of ECB President Mario Draghi, “to do whatever it takes” to preserve the euro has generally reduced volatility in Europe, despite some potentially unnerving events such as the messy bailout of Cyprus.

Given the positive macroeconomic backdrop, “risky” asset classes such as equities and high-yield bonds performed well during the period. In that environment, the Fund benefited from its exposure to these asset classes, including overweight positions in U.S. and international equities, which performed well in absolute terms during the period.†

Within the Fund’s fixed-income segment, we retained our preference for corporate bonds such as U.S. high-yield bonds over government bonds throughout the period. That strategy added value to the portfolio. Government bonds remained our least-preferred asset class during the period, as we felt there was limited value to be found in this bond segment due to extremely low yields, which were often in negative territory after taking inflation into account.†

Within alternative asset classes, our preference for property was retained during the period and contributed to performance. Due to the underlying real assets, listed property is a relatively defensive investment and can provide a high-quality income stream which is appealing to investors in the current low-interest-rate environment. The Fund benefited from its modest allocation to private equity, which performed very well during the period.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

14 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Conservative Strategy Fund

			Average Annual				Expense
Fund Performance			Total Return (%)				Ratio(%)[4]
	Inception	Six	1	5	Since
As of April 30, 2013	Date	Months*	Year	Year	Inception		Gross	Net
Conservative Strategy Fund Class A1	2/23/05	0.54	3.50	3.12	4.43		1.97	1.97
Conservative Strategy Fund Class B2	2/17/05	1.34	4.09	3.40	4.46		2.72	2.72
Conservative Strategy Fund Class C3	4/19/05	4.35	7.13	3.39	4.98		2.72	2.72
Barclays U.S. Aggregate Bond Index[5]	—	0.90	3.68	5.72	5.32	[6]	N/A	N/A
S&P 500 Index[5]	—	14.42	16.89	5.21	5.74	[6]	N/A	N/A
MSCI EAFE Index[5]	—	17.18	19.96	-0.44	5.12	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	7.26	14.04	10.83	8.55	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.04	0.08	0.28	1.76	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by aeries of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2013. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2013 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period February 17, 2005 to April 30, 2013.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS 15

Portfolio Reviews (Unaudited)
Income Strategy Fund
(Class A Shares, Class B Shares and Class C Shares)

Randeep Brar, CFA, Senior Vice President/Portfolio Manager
Caroline Hitch, Senior Portfolio Manager

The Income Strategy Fund (the “Fund”) is a “fund of funds” which primarily seeks current income and secondarily seeks to provide long-term growth of capital by investing primarily in underlying funds. The underlying funds may include mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”), mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

Investment Concerns

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

The Fund returned 4.10% (without sales charge) for the Class A Shares for the six-month period ended April 30, 2013. That compared to a 0.90% total return for the Fund’s primary benchmark, Barclays U.S. Aggregate Bond Index1, during the same period.

The Fund measures performance against several additional reference indices: the S&P 500 Index1 (14.42% return for the six-months through April 30, 2013), MSCI EAFE Index1 (17.18% return), Bank of America/Merrill Lynch U.S. High Yield Master II Index1 (7.26% return) and Citigroup U.S. Domestic 3-Month Treasury Bill Index1 (0.04% return).

Portfolio Performance

During the six-month period, central banks such as the Federal Reserve, European Central Bank (ECB) and Bank of Japan continued to utilize extraordinary measures to encourage global economic activity. In the U.S., President Obama was re-elected and led attempts to avoid the “fiscal cliff”, which was resolved through an agreement on January 1, 2013. Economic data in the U.S. related to labor and housing data continued to be generally positive, despite the payroll tax increase at the beginning of 2013 and “sequestration”, or automatic spending cuts, which took effect in the U.S. on March 1, 2013. The ECB’s announcement of Outright Monetary Transactions and its commitment, in the words of ECB President Mario Draghi, “to do whatever it takes” to preserve the euro has generally reduced volatility in Europe, despite some potentially unnerving events such as the messy bailout of Cyprus.

Given the positive macroeconomic backdrop, “risky” asset classes such as equities and high-yield bonds performed well during the period. In that environment, the Fund benefited from its overweight exposure to U.S. and international equities, which performed well in absolute terms during the period. The Fund’s overweight allocation to U.S. high-yield bonds also contributed positively to performance.†

Within the Fund’s fixed-income segment, which made up between 75% and 85% of the portfolio during the period, we retained our preference for corporate bonds such as U.S. high-yield bonds over government bonds. That strategy added value to the portfolio. Government bonds remained our least-preferred asset class during the period, as there was limited value to be found in this bond segment due to extremely low yields, which were often in negative territory after taking inflation into account.†

Within alternative asset classes, our preference for property was retained during the period and contributed modestly to performance. Due to the underlying real assets, listed property is a relatively defensive investment and provides a high-quality income stream which is appealing to investors in the current low-interest-rate environment.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

16 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
Income Strategy Fund

Fund Performance			Average Annual Total Return (%)			Expense Ratio (%)[4]
As of April 30, 2013	Inception Date	Six Months*	1 Year	Since Inception		Gross	Net
Income Strategy Fund Class A1	3/20/12	-0.85	2.87	3.68		26.49	1.90
Income Strategy Fund Class B2	3/20/12	-0.28	3.20	4.84		27.24	2.65
Income Strategy Fund Class C3	3/20/12	2.74	6.17	7.47		27.24	2.65
Barclays U.S. Aggregate Bond Index[5]	—	0.90	3.68	4.90	[6]	N/A	N/A
S&P 500 Index[5]	—	14.42	16.89	14.69	[6]	N/A	N/A
MSCI EAFE Index[5]	—	17.18	19.96	15.13	[6]	N/A	N/A
BofA Merrill Lynch U.S. High Yield Master II Index[5]	—	7.26	14.04	13.65	[6]	N/A	N/A
Citigroup U.S. Domestic 3-Month Treasury Bill Index[5]	—	0.04	0.08	0.08	[6]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2014.

Certain returns shown include monies received by series of HSBC Portfolios (the “Portfolios”), in which the Fund invests, in respect of one-time class action settlements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolios not received the payments.

*	Aggregate total return.
1	Reflects the maximum sales charge of 4.75%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	Reflects the expense ratios as reported in the prospectus dated February 28, 2013. HSBC Global Asset Management (USA) Inc. has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other then the HSBC Growth Portfolio and HSBC Opportunity Portfolio) to an annual rate of 1.50%, 2.25% and 2.25% for Class A Shares, Class B Shares and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2014. The expense ratios reflected include Acquired Fund fees and expenses. Additional information pertaining to the April 30, 2013 expense ratios can be found in the financial highlights.
5	For additional information, please refer to the Glossary of Terms.
6	Return for the period March 21, 2012 to April 30, 2013.

The Fund’s performance is primarily measured against the S&P 500 Index, an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS 17

Portfolio Reviews
Portfolio Composition*
April 30, 2013 (Unaudited)

Aggressive Strategy Fund
Investment Allocation	Percentage of Investments at Value (%)
Domestic Equities	60.4
International Equities	27.5
Fixed Income	6.9
Alternatives	5.1
Cash	0.1
Total	100.0

Balanced Strategy Fund
Investment Allocation	Percentage of Investments at Value (%)
Domestic Equities	45.0
International Equities	26.6
Fixed Income	19.0
Alternatives	8.4
Cash	1.0
Total	100.0

Moderate Strategy Fund
Investment Allocation	Percentage of Investments at Value (%)
Fixed Income	33.1
Domestic Equities	31.1
International Equities	25.9
Alternatives	8.2
Cash	1.7
Total	100.0

Conservative Strategy Fund
Investment Allocation	Percentage of Investments at Value (%)
Fixed Income	50.4
International Equities	20.3
Domestic Equities	19.5
Alternatives	7.3
Cash	2.5
Total	100.0

Income Strategy Fund
Investment Allocation	Percentage of Investments at Value (%)
Fixed Income	68.3
International Equities	17.2
Domestic Equities	10.8
Alternatives	2.2
Cash	1.5
Total	100.0

HSBC Growth Portfolio
Investment Allocation	Percentage of Investments at Value (%)
Biotechnology	9.4
Internet Software & Services	8.2
Specialty Retail	6.4
Internet & Catalog Retail	5.3
IT Services	5.2
Pharmaceuticals	5.0
Chemicals	4.6
Media	4.6
Road & Rail	4.2
Computers & Peripherals	4.1
Aerospace & Defense	3.3
Hotels, Restaurants & Leisure	3.2
Machinery	3.1
Food & Staples Retailing	2.9
Health Care Providers & Services	2.8
Capital Markets	2.8
Textiles, Apparel & Luxury Goods	2.1
Oil, Gas & Consumable Fuels	2.0
Software	2.0
Communications Equipment	1.8
Real Estate Investment Trusts (REITs)	1.5
Wireless Telecommunication Services	1.4
Investment Companies	1.4
Business Services	1.4
Auto Components	1.2
Trading Companies & Distributors	1.2
Health Care Technology	1.1
Semiconductors & Semiconductor Equipment	1.1
Commercial Banks	1.0
Energy Equipment & Services	1.0
Personal Products	1.0
Health Care Equipment & Supplies	1.0
Air Freight & Logistics	1.0
Household Durables	0.9
Airlines	0.8
Total	100.0
____________________

*	Portfolio composition is subject to change.

18 HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition* (continued)
April 30, 2013 (Unaudited)

HSBC Opportunity Portfolio
Investment Allocation	Percentage of Investments at Value (%)
Specialty Retail	10.8
Software	7.6
IT Services	6.7
Chemicals	6.7
Oil, Gas & Consumable Fuels	6.1
Semiconductors & Semiconductor Equipment	4.6
Health Care Equipment & Supplies	4.1
Trading Companies &
Distributors	3.7
Biotechnology	3.4
Capital Markets	3.4
Aerospace & Defense	3.4
Household Durables	3.2
Life Sciences Tools & Services	3.2
Containers & Packaging	3.1
Commercial Banks	3.0
Investment Companies	2.9
Machinery	2.8
Energy Equipment & Services	2.7
Insurance	2.5
Road & Rail	2.3
Electrical Equipment	2.0
Diversified Consumer Services	1.6
Commercial Services & Supplies	1.6
Real Estate Management &
Development	1.5
Professional Services	1.4
Health Care Providers & Services	1.0
Media	0.8
Construction Materials	0.8
Distributors	0.7
Communications Equipment	0.7
Building Products	0.6
Wireless Telecommunication Services	0.6
Hotels, Restaurants & Leisure	0.5
Total	100.0
____________________

*	Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS 19

HSBC AGGRESSIVE STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2013 (Unaudited)

Affiliated Investment Companies—1.8%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	11,687	131,943
HSBC Emerging Markets Local Debt
Fund, Class I Shares	18,351	187,000
HSBC Prime Money Market Fund,
Class I Shares, 0.08%(a)	7,407	7,407
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $304,734)		326,350

Affiliated Portfolios—14.4%

HSBC Growth Portfolio		1,863,664
HSBC Opportunity Portfolio		784,702
TOTAL AFFILIATED PORTFOLIOS		2,648,366

Unaffiliated Investment Companies—47.9%

Artisan Value Fund, Investor Shares	98,926	1,247,455
Brown Advisory Growth Equity Fund,
Institutional Shares	78,477	1,248,563
Columbia High Yield Bond Fund,
Class Z Shares	210,830	643,031
CRM Small/Mid Cap Value Fund,
Institutional Shares	46,078	781,490
Delaware Emerging Markets Fund,
Institutional Shares	67,748	1,014,188
Dreyfus Global Real Estate Securities
Fund, Institutional Shares	5,392	48,957
EII Global Property Fund,
Institutional Shares	3,872	71,745
JPMorgan Equity Income Fund,
Select Shares	159,952	1,863,440
JPMorgan High Yield Fund,
Select Shares	76,077	636,001
Northern Institutional
Diversified Assets Portfolio,
Institutional Shares, 0.01%(a)	16,810	16,810
Trilogy Emerging Markets Equity Fund,
Institutional Shares	142,388	1,253,017
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $8,042,845)		8,824,697

Exchange Traded Funds—36.0%

iShares MSCI EAFE Index Fund	35,159	2,177,748
iShares MSCI Emerging Markets
Index Fund	5,708	247,099
PowerShares Global Listed Private
Equity Portfolio ETF	74,473	874,313
SPDR S&P 500 ETF Trust	20,826	3,325,496
TOTAL EXCHANGE TRADED
FUNDS (COST $5,720,673)		6,624,656
TOTAL INVESTMENT
SECURITIES—100.1%		18,424,069
____________________

Percentages indicated are based on net assets of $18,399,627.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2013.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

20 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC BALANCED STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2013 (Unaudited)

Affiliated Investment Companies—10.5%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	275,417	3,109,455
HSBC Emerging Markets Local Debt
Fund, Class I Shares	180,859	1,842,953
HSBC Prime Money Market Fund,
Class I Shares, 0.08%(a)	514,078	514,078
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $5,150,799)		5,466,486

Affiliated Portfolios—10.8%

HSBC Growth Portfolio		3,950,341
HSBC Opportunity Portfolio		1,653,241
TOTAL AFFILIATED PORTFOLIOS		5,603,582

Unaffiliated Investment Companies—50.9%

Artisan Value Fund, Investor Shares	210,183	2,650,404
Brown Advisory Growth Equity Fund,
Institutional Shares	164,986	2,624,926
Columbia High Yield Bond Fund,
Class Z Shares	1,095,993	3,342,780
CRM Small/Mid Cap Value Fund,
Institutional Shares	97,919	1,660,710
Delaware Emerging Markets Fund,
Institutional Shares	94,923	1,420,990
Dreyfus Global Real Estate Securities
Fund, Institutional Shares	69,404	630,193
EII Global Property Fund,
Institutional Shares	51,148	947,771
Janus Flexible Bond Fund,
Institutional Shares	34,565	375,371
JPMorgan Equity Income Fund,
Select Shares	338,802	3,947,043
JPMorgan High Yield Fund,
Select Shares	400,475	3,347,974
Lord Abbett Core Fixed Income Fund,
Institutional Shares	49,479	555,652
Metropolitan West Total Return Bond
Fund, Institutional Shares	34,481	379,980
Northern Institutional
Diversified Assets Portfolio,
Institutional Shares, 0.01%(a)	17,545	17,545
PIMCO Commodity RealReturn
Strategy Fund, Institutional Shares	254,192	1,629,368
PIMCO Total Return Fund,
Institutional Shares	63,288	717,685
T. Rowe Price New Income Fund,
Retail Shares	56,027	553,546
Trilogy Emerging Markets Equity Fund,
Institutional Shares	197,665	1,739,449
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $24,977,644)		26,541,387

Exchange Traded Funds—28.2%

iShares iBoxx $ Investment Grade
Corporate Bond Fund	5,220	637,519
iShares MSCI EAFE Index Fund	74,708	4,627,414
iShares MSCI Emerging Markets
Index Fund	13,015	563,419
PowerShares Global Listed Private
Equity Portfolio ETF	154,514	1,813,994
SPDR S&P 500 ETF Trust	44,106	7,042,846
TOTAL EXCHANGE TRADED
FUNDS (COST $12,718,863)		14,685,192
TOTAL INVESTMENT
SECURITIES—100.4%		52,296,647
____________________

Percentages indicated are based on net assets of $52,103,928.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2013.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS 21

HSBC MODERATE STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2013 (Unaudited)

Affiliated Investment Companies—12.5%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	260,187	2,937,506
HSBC Emerging Markets Local Debt
Fund, Class I Shares	206,910	2,108,414
HSBC Prime Money Market Fund,
Class I Shares, 0.08%(a)	773,674	773,674
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $5,426,508)		5,819,594

Affiliated Portfolios—7.5%

HSBC Growth Portfolio		2,434,349
HSBC Opportunity Portfolio		1,030,987
TOTAL AFFILIATED PORTFOLIOS		3,465,336

Unaffiliated Investment Companies—58.4%

Artisan Value Fund, Investor Shares	128,303	1,617,896
ASG Global Alternatives Fund,
Class Y Shares	32,231	361,308
Brown Advisory Growth Equity Fund,
Institutional Shares	101,774	1,619,230
Columbia High Yield Bond Fund,
Class Z Shares	946,298	2,886,208
CRM Small/Mid Cap Value Fund,
Institutional Shares	60,346	1,023,474
Delaware Emerging Markets Fund,
Institutional Shares	63,266	947,087
Dreyfus Global Real Estate Securities
Fund, Institutional Shares	58,193	528,391
EII Global Property Fund,
Institutional Shares	42,833	793,700
Janus Flexible Bond Fund,
Institutional Shares	126,072	1,369,142
JPMorgan Equity Income Fund,
Select Shares	209,628	2,442,171
JPMorgan High Yield Fund,
Select Shares	346,134	2,893,681
Lord Abbett Core Fixed Income Fund,
Institutional Shares	172,932	1,942,028
Metropolitan West Total Return Bond
Fund, Institutional Shares	124,850	1,375,852
Northern Institutional
Diversified Assets Portfolio,
Institutional Shares, 0.01%(a)	7,515	7,515
PIMCO Commodity RealReturn
Strategy Fund, Institutional Shares	263,686	1,690,228
PIMCO Total Return Fund,
Institutional Shares	226,697	2,570,744
T. Rowe Price New Income Fund,
Retail Shares	193,375	1,910,541
Trilogy Emerging Markets Equity Fund,
Institutional Shares	132,023	1,161,800
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $25,997,536)		27,140,996

Exchange Traded Funds—21.9%

iShares iBoxx $ Investment Grade
Corporate Bond Fund	3,676	448,950
iShares MSCI EAFE Index Fund	65,439	4,053,292
iShares MSCI Emerging Markets
Index Fund	7,637	330,606
PowerShares Global Listed Private
Equity Portfolio ETF	85,010	998,017
SPDR S&P 500 ETF Trust	27,106	4,328,286
TOTAL EXCHANGE TRADED
FUNDS (COST $8,786,125)		10,159,151
TOTAL INVESTMENT
SECURITIES—100.3%		46,585,077
____________________

Percentages indicated are based on net assets of $46,455,495.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2013.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

22 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC CONSERVATIVE STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2013 (Unaudited)

Affiliated Investment Companies—13.2%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	117,529	1,326,899
HSBC Emerging Markets Local Debt
Fund, Class I Shares	113,031	1,151,784
HSBC Prime Money Market Fund,
Class I Shares, 0.08%(a)	570,007	570,007
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $2,862,209)		3,048,690

Affiliated Portfolios—4.7%

HSBC Growth Portfolio		757,688
HSBC Opportunity Portfolio		317,739
TOTAL AFFILIATED PORTFOLIOS		1,075,427

Unaffiliated Investment Companies—67.1%

Artisan Value Fund, Investor Shares	39,458	497,569
ASG Global Alternatives Fund,
Class Y Shares	43,280	485,172
Brown Advisory Growth Equity Fund,
Institutional Shares	31,152	495,627
Columbia High Yield Bond Fund,
Class Z Shares	428,073	1,305,621
CRM Small/Mid Cap Value Fund,
Institutional Shares	18,703	317,207
Delaware Emerging Markets Fund,
Institutional Shares	7,952	119,034
Dreyfus Global Real Estate Securities
Fund, Institutional Shares	24,470	222,190
EII Global Property Fund,
Institutional Shares	21,275	394,218
Janus Flexible Bond Fund,
Institutional Shares	122,006	1,324,985
JPMorgan Equity Income Fund,
Select Shares	67,375	784,915
JPMorgan High Yield Fund,
Select Shares	156,575	1,308,964
Lord Abbett Core Fixed Income Fund,
Institutional Shares	165,001	1,852,964
Metropolitan West Total Return Bond
Fund, Institutional Shares	118,073	1,301,169
Northern Institutional
Diversified Assets Portfolio,
Institutional Shares, 0.01%(a)	14,106	14,106
PIMCO Commodity RealReturn
Strategy Fund, Institutional Shares	110,264	706,790
PIMCO Total Return Fund,
Institutional Shares	215,210	2,440,484
T. Rowe Price New Income Fund,
Retail Shares	185,610	1,833,831
Trilogy Emerging Markets Equity Fund,
Institutional Shares	14,664	129,042
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $14,719,434)		15,533,888

Exchange Traded Funds—15.3%

	Shares	Value ($)
iShares iBoxx $ Investment Grade
Corporate Bond Fund	2,797	341,598
iShares MSCI EAFE Index Fund	28,266	1,750,796
PowerShares Global Listed Private
Equity Portfolio ETF	8,606	101,035
SPDR S&P 500 ETF Trust	8,405	1,342,110
TOTAL EXCHANGE TRADED
FUNDS (COST $3,053,053)		3,535,539
TOTAL INVESTMENT
SECURITIES—100.3%		23,193,544
____________________

Percentages indicated are based on net assets of $23,119,687.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2013.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS 23

HSBC INCOME STRATEGY FUND
Schedule of Portfolio Investments—as of April 30, 2013 (Unaudited)

Affiliated Investment Companies—10.1%

	Shares	Value ($)
HSBC Emerging Markets Debt Fund,
Class I Shares	3,535	39,905
HSBC Emerging Markets Local Debt
Fund, Class I Shares	5,522	56,272
HSBC Prime Money Market Fund,
Class I Shares, 0.08%(a)	15,517	15,517
TOTAL AFFILIATED INVESTMENT
COMPANIES (COST $108,831)		111,694

Unaffiliated Investment Companies—86.6%

Columbia High Yield Bond Fund,
Class Z Shares	15,249	46,508
Dreyfus Global Real Estate Securities
Fund, Institutional Shares	1,713	15,555
Eaton Vance Floating - Rate Fund,
Institutional Shares	4,662	43,027
EII Global Property Fund,
Institutional Shares	1,263	23,396
Federated Strategic Value Dividend Fund,
Institutional Shares	20,550	116,723
Janus Flexible Bond Fund,
Institutional Shares	8,135	88,350
JPMorgan High Yield Fund,
Select Shares	5,632	47,086
Lord Abbett Core Fixed Income Fund,
Institutional Shares	11,010	123,642
Metropolitan West Total Return Bond
Fund, Institutional Shares	8,038	88,575
Northern Institutional
Diversified Assets Portfolio,
Institutional Shares, 0.01%(a)	210	210
PIMCO Total Return Fund,
Institutional Shares	14,555	165,055
T. Rowe Price International
Growth & Income Fund	5,279	74,385
T. Rowe Price New Income Fund,
Retail Shares	12,515	123,645
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (COST $930,441)		956,157

Exchange Traded Fund – 1.5%

iShares iBoxx $ Investment Grade
Corporate Bond Fund	131	15,999
TOTAL EXCHANGE TRADED FUND
(COST $15,705)		15,999
TOTAL INVESTMENT SECURITIES
(COST $1,054,977)—98.2%		1,083,850
____________________

Percentages indicated are based on net assets of $1,104,172.
(a)	The rate represents the annualized one-day yield that was in effect on April 30, 2013.

24 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Assets and Liabilities—as of April 30, 2013 (Unaudited)

	Aggressive	Balanced	Moderate	Conservative	Income
	Strategy	Strategy	Strategy	Strategy	Strategy
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Affiliated Portfolios	$2,648,366	$5,603,582	$3,465,336	$1,075,427	$—
Investments in Affiliated Investment Companies, at value(a)	326,350	5,466,486	5,819,594	3,048,690	111,694
Investments in non-affiliates, at value	15,449,353	41,226,579	37,300,147	19,069,427	972,156
Total Investments	18,424,069	52,296,647	46,585,077	23,193,544	1,083,850
Interest and dividends receivable	14,664	31,387	19,136	6,089	2,437
Receivable for capital shares issued	1,014	15,500	17,846	6,535	8,369
Receivable for investments sold	11,160	17,650	12,148	10,735	—
Reclaims receivable	454	850	762	260	—
Receivable from Investment Adviser	—	—	—	—	15,788
Prepaid expenses and other assets	10,036	8,834	11,519	9,090	28,909
Total Assets	18,461,397	52,370,868	46,646,488	23,226,253	1,139,353
Liabilities:
Cash overdraft	14,839	44,480	31,896	12,047	85
Income payable	—	—	—	—	282
Payable for investments purchased	13,072	3,144	—	18,181	—
Payable for capital shares redeemed	70	140,838	87,889	32,279	—
Accrued expenses and other liabilities:
Investment Management	3,715	10,600	9,431	4,697	—
Administration	366	1,045	929	463	46
Distribution	4,578	13,996	13,075	8,170	615
Shareholder Servicing	4,168	12,192	10,462	5,261	604
Compliance Service	100	80	85	95	160
Accounting	1,393	1,400	1,414	1,399	3,860
Custodian	8,004	9,505	10,883	9,000	17,002
Transfer Agent	2,089	539	335	4,330	2,387
Trustee	12	27	23	13	269
Other	9,364	29,094	24,571	10,631	9,871
Total Liabilities	61,770	266,940	190,993	106,566	35,181
Net Assets	$18,399,627	$52,103,928	$46,455,495	$23,119,687	$1,104,172

Composition of Net Assets:
Capital	15,825,475	45,901,207	42,333,566	21,366,833	1,059,929
Accumulated net investment income (loss)	(45,493)	(33,353)	(99,724)	(81,817)	(5,869)
Accumulated net realized gains (losses) from investments	162,269	754,809	277,575	49,269	21,239
Unrealized appreciation/depreciation on investments	2,457,376	5,481,265	3,944,078	1,785,402	28,873
Net Assets	$18,399,627	$52,103,928	$46,455,495	$23,119,687	$1,104,172

Net Assets:
Class A Shares	$10,993,299	$29,598,123	$25,518,134	$9,970,294	$301,326
Class B Shares	5,739,635	16,651,191	17,353,525	10,239,406	384,109
Class C Shares	1,666,693	5,854,614	3,583,836	2,909,987	418,737
	$18,399,627	$52,103,928	$46,455,495	$23,119,687	$1,104,172
Shares Outstanding
($0.001 par value, unlimited number of shares authorized):
Class A Shares	766,433	2,162,520	2,015,706	833,233	28,532
Class B Shares	418,534	1,217,006	1,373,090	867,404	36,445
Class C Shares	122,008	427,306	291,583	239,474	39,731
Net Asset Value, Offering Price and Redemption
Price per share:
Class A Shares	$14.34	$13.69	$12.66	$11.97	$10.56
Class B Shares(b)	$13.71	$13.68	$12.64	$11.80	$10.54
Class C Shares(b)	$13.66	$13.70	$12.29	$12.15	$10.54
Maximum Sales Charge—Class A Shares	5.00%	5.00%	5.00%	5.00%	4.75%
Maximum Offering Price per share (Net Asset Value/
(100%-maximum sales charge))—Class A Shares	$15.09	$14.41	$13.33	$12.60	$11.09
Investments in Affiliated Investment Companies, at cost(a)	$304,734	$5,150,799	$5,426,508	$2,862,209	$108,831
Investments in non-affiliates, at cost	$13,763,518	$37,696,507	$34,783,661	$17,772,487	$946,146
____________________

(a)	The investment in the affiliated investment companies includes the HSBC Prime Money Market Fund, Class I Shares, HSBC Emerging Markets Debt Fund, Class I Shares and HSBC Emerging Markets Local Debt, Class I Shares (See Note 1).
(b)	Redemption Price per share varies by length of time shares are held.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 25

HSBC WORLD SELECTION FUNDS

Statements of Operations—For the six months ended April 30, 2013 (Unaudited)

	Aggressive	Balanced	Moderate	Conservative	Income
	Strategy	Strategy	Strategy	Strategy	Strategy
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Investment income from non-affiliates	$188,773	$619,841	$584,995	$312,373	$17,097
Investment Income from Affiliated Portfolios(a)	16,530	35,168	21,422	6,594	—
Investment Income from Affiliated Investment Companies	4,796	94,419	91,297	43,327	1,473
Tax reclaims from Affiliated Portfolios(a)	22	52	38	10	—
Expenses from Affiliated Portfolios(a)	(9,944)	(21,093)	(12,819)	(3,992)	—
Total Investment Income (Loss)	200,177	728,387	684,933	358,312	18,570

Expenses:
Investment Management	22,319	64,383	56,910	28,081	1,284
Administration:
Class A Shares	1,285	3,577	3,074	1,212	87
Class B Shares	699	2,030	2,117	1,204	93
Class C Shares	210	722	405	345	73
Distribution:
Class B Shares	21,313	61,872	64,498	36,674	1,378
Class C Shares	6,392	21,948	12,274	10,448	1,080
Shareholder Servicing:
Class A Shares	12,847	35,516	30,732	12,113	325
Class B Shares	7,107	20,644	21,522	12,245	408
Class C Shares	2,133	7,339	4,111	3,507	360
Accounting	11,098	11,128	11,144	11,126	24,379
Audit	6,991	6,741	7,221	7,028	6,792
Compliance Service	122	238	218	136	72
Custodian	14,547	20,279	20,539	17,151	8,196
Printing	3,040	7,993	7,062	3,671	127
Transfer Agent	28,958	49,938	48,625	25,981	13,897
Trustee	199	572	505	247	20
Registration fees	9,490	8,629	9,701	6,493	5,984
Other	1,278	3,728	3,344	1,473	245
Total expenses before fee reductions	150,028	327,277	304,002	179,135	64,800
Fees contractually reduced/reimbursed by Investment Adviser	—	—	—	—	(54,563)
Net Expenses	150,028	327,277	304,002	179,135	10,237

Net Investment Income (Loss)	50,149	401,110	380,931	179,177	8,333

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities(a)	240,913	619,308	408,340	132,628	2,254
Net realized gains (losses) from non-affiliated investment securities	203,218	242,155	77,592	(67,578)	19,230
Net realized gains distributions from affiliated underlying funds	3,414	73,038	70,669	33,240	—
Net realized gains distributions from non-affiliated underlying funds	29,131	149,021	246,850	193,143	—
Change in unrealized appreciation/depreciation on affiliated investments(a)	121,160	156,571	79,642	29,743	64
Change in unrealized appreciation/depreciation on investments	1,473,075	3,267,281	2,157,624	723,484	10,758
Net realized/unrealized gains from investments	2,070,911	4,507,374	3,040,717	1,044,660	32,306
Change In Net Assets Resulting From Operations	$2,121,060	$4,908,484	$3,421,648	$1,223,837	$40,639
____________________

(a)	Represents amounts allocated from Affiliated Investment Companies and Affiliated Portfolios.

26 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets

	Aggressive Strategy Fund		Balanced Strategy Fund
	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2013	2012	2013	2012
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$50,149	$(30,313)	$401,110	$829,128
Net realized gains (losses) from investments	476,676	435,511	1,083,522	1,339,315
Change in unrealized appreciation/depreciation on investments	1,594,235	869,238	3,423,852	2,007,609
Change in net assets resulting from operations	2,121,060	1,274,436	4,908,484	4,176,052

Dividends:
Net investment income:
Class A Shares	(31,802)	(77,670)	(526,976)	(912,343)
Class B Shares	—	(8,596)	(168,352)	(454,511)
Class C Shares	—	(6,139)	(59,678)	(174,260)
Change in net assets resulting from shareholder dividends	(31,802)	(92,405)	(755,006)	(1,541,114)
Change in net assets resulting from capital transactions	(1,409,110)	(1,313,685)	(4,252,037)	(3,920,082)
Change in net assets	680,148	(131,654)	(98,559)	(1,285,144)

Net Assets:
Beginning of period	17,719,479	17,851,133	52,202,487	53,487,631
End of period	$18,399,627	$17,719,479	$52,103,928	$52,202,487
Accumulated net investment income (loss)	$(45,493)	$(63,840)	$(33,353)	$320,543

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 27

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Aggressive Strategy Fund		Balanced Strategy Fund
	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2013	2012	2013	2012
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$661,318	$2,113,457	$1,978,419	$5,462,023
Dividends reinvested	31,467	76,522	512,520	896,978
Value of shares redeemed	(1,064,627)	(1,916,446)	(4,674,208)	(6,605,601)
Class A Shares capital transactions	(371,842)	273,533	(2,183,269)	(246,600)

Class B Shares:
Proceeds from shares issued	175,377	692,637	582,140	2,081,326
Dividends reinvested	—	8,454	166,080	449,537
Value of shares redeemed	(965,594)	(2,003,556)	(2,277,871)	(5,369,321)
Class B Shares capital transactions	(790,217)	(1,302,465)	(1,529,651)	(2,838,458)

Class C Shares:
Proceeds from shares issued	96,066	280,202	605,050	980,626
Dividends reinvested	—	6,111	58,220	170,621
Value of shares redeemed	(343,117)	(571,066)	(1,202,387)	(1,986,271)
Class C Shares capital transactions	(247,051)	(284,753)	(539,117)	(835,024)
Change in net assets resulting from capital transactions	$(1,409,110)	$(1,313,685)	$(4,252,037)	$(3,920,082)

SHARE TRANSACTIONS:
Class A Shares:
Issued	48,626	170,638	150,675	449,415
Reinvested	2,391	6,672	40,135	78,890
Redeemed	(78,206)	(154,093)	(357,581)	(540,992)
Change in Class A Shares	(27,189)	23,217	(166,771)	(12,687)

Class B Shares:
Issued	13,212	58,381	44,120	170,500
Reinvested	—	765	12,975	39,468
Redeemed	(75,078)	(168,348)	(173,753)	(442,138)
Change in Class B Shares	(61,866)	(109,202)	(116,658)	(232,170)

Class C Shares:
Issued	7,331	23,588	46,043	80,512
Reinvested	—	556	4,545	14,967
Redeemed	(26,035)	(48,318)	(91,454)	(160,924)
Change in Class C Shares	(18,704)	(24,174)	(40,866)	(65,445)

28 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Moderate Strategy Fund		Conservative Strategy Fund
	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2013	2012	2013	2012
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$380,931	$927,899	$179,177	$436,646
Net realized gains (losses) from investments	803,451	1,043,026	291,433	130,546
Change in unrealized appreciation/depreciation on investments	2,237,266	1,583,173	753,227	1,028,581
Change in net assets resulting from operations	3,421,648	3,554,098	1,223,837	1,595,773

Dividends:
Net investment income:
Class A Shares	(319,656)	(657,742)	(136,091)	(283,394)
Class B Shares	(171,165)	(398,779)	(111,154)	(215,487)
Class C Shares	(33,140)	(78,368)	(30,530)	(57,748)
Change in net assets resulting from shareholder dividends	(523,961)	(1,134,889)	(277,775)	(556,629)
Change in net assets resulting from capital transactions	(2,560,572)	(4,201,200)	(466,757)	1,174,324
Change in net assets	337,115	(1,781,991)	479,305	2,213,468

Net Assets:
Beginning of period	46,118,380	47,900,371	22,640,382	20,426,914
End of period	$46,455,495	$46,118,380	$23,119,687	$22,640,382
Accumulated net investment income (loss)	$(99,724)	$43,306	$(81,817)	$16,781

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 29

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Moderate Strategy Fund		Conservative Strategy Fund
	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2013	2012	2013	2012
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$2,043,892	$5,814,895	$888,264	$2,466,524
Dividends reinvested	312,169	648,574	127,433	267,600
Value of shares redeemed	(3,612,898)	(6,285,101)	(1,399,103)	(2,212,701)
Class A Shares capital transactions	(1,256,837)	178,368	(383,406)	521,423

Class B Shares:
Proceeds from shares issued	703,302	1,837,722	814,709	1,972,436
Dividends reinvested	168,030	392,486	106,246	204,146
Value of shares redeemed	(2,223,126)	(5,898,444)	(900,753)	(1,807,237)
Class B Shares capital transactions	(1,351,794)	(3,668,236)	20,202	369,345

Class C Shares:
Proceeds from shares issued	635,914	682,092	445,659	1,056,887
Dividends reinvested	31,954	77,318	29,488	54,627
Value of shares redeemed	(619,809)	(1,470,742)	(578,700)	(827,958)
Class C Shares capital transactions	48,059	(711,332)	(103,553)	283,556
Change in net assets resulting from capital transactions	$(2,560,572)	$(4,201,200)	$(466,757)	$1,174,324

SHARE TRANSACTIONS:
Class A Shares:
Issued	166,844	505,703	76,279	223,077
Reinvested	25,917	58,105	11,069	24,607
Redeemed	(295,634)	(546,616)	(120,127)	(198,821)
Change in Class A Shares	(102,873)	17,192	(32,779)	48,863

Class B Shares:
Issued	57,198	160,345	70,784	180,184
Reinvested	13,991	35,603	9,344	19,128
Redeemed	(181,872)	(514,301)	(78,451)	(164,720)
Change in Class B Shares	(110,683)	(318,353)	1,677	34,592

Class C Shares:
Issued	52,769	61,003	37,428	93,307
Reinvested	2,736	7,205	2,520	4,973
Redeemed	(52,130)	(131,493)	(48,981)	(73,251)
Change in Class C Shares	3,375	(63,285)	(9,033)	25,029

30 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Income Strategy Fund
	For the six	For the
	months ended	period ended
	April 30,	October 31,
	2013	2012(a)
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$8,333	$3,609
Net realized gains (losses) from investment transactions	21,484	2,837
Change in unrealized appreciation/depreciation from investments and foreign currencies	10,822	18,051
Change in net assets resulting from operations	40,639	24,497

Dividends:
Net investment income:
Class A Shares	(8,449)	(1,852)
Class B Shares	(7,939)	(687)
Class C Shares	(5,735)	(536)

Net realized gains:
Class A Shares	(1,059)	—
Class B Shares	(1,181)	—
Class C Shares	(842)	—
Change in net assets resulting from shareholder dividends	(25,205)	(3,075)
Change in net assets resulting from capital transactions	171,854	895,462
Change in net assets	187,288	916,884

Net Assets:
Beginning of period	916,884	—
End of period	$1,104,172	$916,884
Accumulated net investment income (loss)	$(5,869)	$7,921
____________________

(a)	Commenced operations on March 20, 2012.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 31

HSBC WORLD SELECTION FUNDS

Statements of Changes in Net Assets (continued)

	Income Strategy Fund
	For the six	For the
	months ended	period ended
	April 30,	October 31,
	2013	2012(a)
	(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$71,314	$429,058
Dividends reinvested	9,484	1,851
Value of shares redeemed	(121,359)	(103,668)
Class A Shares capital transactions	(40,561)	327,241

Class B Shares:
Proceeds from shares issued	38,920	349,020
Dividends reinvested	8,332	644
Value of shares redeemed	(16,068)	(7,223)
Class B Shares capital transactions	31,184	342,441

Class C Shares:
Proceeds from shares issued	204,976	226,393
Dividends reinvested	6,454	536
Value of shares redeemed	(30,199)	(1,149)
Class C Shares capital transactions	181,231	225,780
Change in net assets resulting from capital transactions	$171,854	$895,462

SHARE TRANSACTIONS:
Class A Shares:
Issued	6,900	42,276
Reinvested	920	179
Redeemed	(11,605)	(10,138)
Change in Class A Shares	(3,785)	32,317

Class B Shares:
Issued	3,743	34,074
Reinvested	811	62
Redeemed	(1,544)	(701)
Change in Class B Shares	3,010	33,435

Class C Shares:
Issued	19,772	22,294
Reinvested	628	52
Redeemed	(2,901)	(114)
Change in Class C Shares	17,499	22,232
____________________

(a)	Commenced operations on March 20, 2012.

32 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

AGGRESSIVE STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplemental Data
															Ratios of
													Ratio of Net		Expenses
			Net										Investment		to Average
			Realized and			Net						Ratio of Net	Income		Net Assets
	Net Asset	Net	Unrealized			Realized					Net Assets	Expenses	(Loss) to		(Excluding
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset			at End	to Average	Average		Fee	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total		of Period	Net Assets	Net Assets		Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(b)		(000's)	(c)	(c)		(c)	(b)(d)
CLASS A SHARES
Year Ended October 31, 2008	$15.55	0.02	(6.05)	(6.03)	—	(0.90)	(0.90)	$8.62	(40.92	)%(e)	$4,572	1.50%	0.13%		1.98%	72%
Year Ended October 31, 2009	8.62	0.01	1.57	1.58	—	—	—	10.20	18.33	%(f)	5,426	1.50%	0.09%		2.16%	53%
Year Ended October 31, 2010	10.20	0.03	1.80	1.83	—	—	—	12.03	17.94	%(g)	7,886	1.50%	0.24%		2.00%	50%
Year Ended October 31, 2011	12.03	0.10	(0.07)	0.03	(0.10)	—	(0.10)	11.96	0.20	%(h)	9,217	1.50%	0.77%		1.61%	71%
Year Ended October 31, 2012	11.96	0.02	0.89	0.91	(0.10)	—	(0.10)	12.77	7.72%		10,136	1.50%	0.16%		1.66%	71%
Six Months Ended
April 30, 2013 (Unaudited)	12.77	0.06	1.55	1.61	(0.04)	—	(0.04)	14.34	12.64%		10,993	1.48%	0.87%		1.48%	13	%(k)
CLASS B SHARES
Year Ended October 31, 2008	$15.27	(0.08)	(5.90)	(5.98)	—	(0.90)	(0.90)	$8.39	(41.36	)%(e)	$3,166	2.25%	(0.62)%		2.73%	72%
Year Ended October 31, 2009	8.39	(0.06)	1.53	1.47	—	—	—	9.86	17.52	%(f)	3,767	2.25%	(0.66)%		2.91%	53%
Year Ended October 31, 2010	9.86	(0.05)	1.73	1.68	—	—	—	11.54	17.04	%(g)	5,519	2.25%	(0.51)%		2.75%	50%
Year Ended October 31, 2011	11.54	— (i)	(0.06)	(0.06)	(0.03)	—	(0.03)	11.45	(0.53	)%(h)	6,750	2.25%	0.02%		2.36%	71%
Year Ended October 31, 2012	11.45	(0.07)	0.85	0.78	(0.01)	—	(0.01)	12.22	6.87%		5,870	2.25%	(0.57)%		2.40%	71%
Six Months Ended
April 30, 2013 (Unaudited)	12.22	0.01	1.48	1.49	—	—	—	13.71	12.19%		5,740	2.23%	0.11%		2.23%	13	%(k)
CLASS C SHARES
Year Ended October 31, 2008	$15.26	(0.08)	(5.89)	(5.97)	—	(0.90)	(0.90)	$8.39	(41.32	)%(e)	$319	2.25%	(0.64)%		2.73%	72%
Year Ended October 31, 2009	8.39	(0.05)	1.51	1.46	—	—	—	9.85	17.40	%(f)	289	2.25%	(0.59)%		2.93%	53%
Year Ended October 31, 2010	9.85	(0.05)	1.73	1.68	—	—	—	11.53	17.06	%(g)	698	2.25%	(0.47)%		2.76%	50%
Year Ended October 31, 2011	11.53	— (i)	(0.05)	(0.05)	(0.05)	—	(0.05)	11.43	(0.46	)%(h)	1,884	2.25%	—	%(j)	2.35%	71%
Year Ended October 31, 2012	11.43	(0.07)	0.85	0.78	(0.04)	—	(0.04)	12.17	6.83%		1,713	2.25%	(0.56)%		2.40%	71%
Six Months Ended
April 30, 2013 (Unaudited)	12.17	0.01	1.48	1.49	—	—	—	13.66	12.24%		1,667	2.23%	0.16%		2.23%	13	%(k)

*

The per share amounts and percentages reflected include the income and expense allocations from the applicable HSBC Portfolios but do not include the estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Portfolios.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended October 31, 2008, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The responding impact to the total return was 0.11%, 0.11% and 0.11% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2009, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%, 0.11% and 0.11% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%, 0.09% and 0.09% for Class A Shares, Class B Shares and Class C Shares, respectively.
(h)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.08%, 0.08% and 0.08% for Class A Shares, Class B Shares and Class C Shares, respectively.
(i)	Rounds to less than $0.01 or $(0.01).
(j)	Rounds to less than 0.005% or (0.005)%.
(k)	During the six months ended April 30, 2013, the Fund’s investment strategy of investing in HSBC Portfolios and other investment companies was stabilized as compared to prior periods resulting in a lower portfolio turnover rate.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 33

BALANCED STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000's)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratios of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b)(d)
CLASS A SHARES
Year Ended October 31, 2008	$14.73	0.12	(5.21)	(5.09)	(0.09)	(0.74)	(0.83)	$8.81	(36.43	)%(e)	$13,908	1.50%	0.98%	1.53%	79%
Year Ended October 31, 2009	8.81	0.07	1.55	1.62	(0.09)	—	(0.09)	10.34	18.66	%(f)	15,304	1.50%	0.84%	1.57%	48%
Year Ended October 31, 2010	10.34	0.19	1.64	1.83	(0.08)	—	(0.08)	12.09	17.79	%(g)	21,642	1.25%	1.72%	1.30%	53%
Year Ended October 31, 2011	12.09	0.32	(0.06)	0.26	(0.28)	—	(0.28)	12.07	2.08	%(h)	28,262	1.12%	2.60%	1.14%	74%
Year Ended October 31, 2012	12.07	0.23	0.75	0.98	(0.39)	—	(0.39)	12.66	8.51%		29,490	1.15%	1.89%	1.15%	62%
Six Months Ended
April 30, 2013 (Unaudited)	12.66	0.12	1.14	1.26	(0.23)	—	(0.23)	13.69	10.12%		29,598	1.02%	1.88%	1.02%	12	%(j)
CLASS B SHARES
Year Ended October 31, 2008	$14.67	0.03	(5.20)	(5.17)	— (i)	(0.74)	(0.74)	$8.76	(36.95	)%(e)	$9,516	2.25%	0.24%	2.28%	79%
Year Ended October 31, 2009	8.76	0.01	1.55	1.56	(0.01)	—	(0.01)	10.31	17.80	%(f)	11,196	2.25%	0.07%	2.31%	48%
Year Ended October 31, 2010	10.31	0.11	1.64	1.75	(0.01)	—	(0.01)	12.05	17.01	%(g)	15,593	2.00%	0.97%	2.05%	53%
Year Ended October 31, 2011	12.05	0.23	(0.07)	0.16	(0.20)	—	(0.20)	12.01	1.30	%(h)	18,799	1.87%	1.85%	1.90%	74%
Year Ended October 31, 2012	12.01	0.14	0.75	0.89	(0.30)	—	(0.30)	12.60	7.66%		16,805	1.91%	1.18%	1.91%	62%
Six Months Ended
April 30, 2013 (Unaudited)	12.60	0.07	1.14	1.21	(0.13)	—	(0.13)	13.68	9.68%		16,651	1.78%	1.13%	1.78%	12	%(j)
CLASS C SHARES
Year Ended October 31, 2008	$14.74	0.03	(5.22)	(5.19)	(0.01)	(0.74)	(0.75)	$8.80	(36.94	)%(e)	$937	2.25%	0.25%	2.29%	79%
Year Ended October 31, 2009	8.80	0.01	1.55	1.56	(0.01)	—	(0.01)	10.35	17.81	%(f)	1,507	2.25%	0.06%	2.30%	48%
Year Ended October 31, 2010	10.35	0.12	1.63	1.75	(0.01)	—	(0.01)	12.09	16.96	%(g)	3,497	2.01%	1.04%	2.06%	53%
Year Ended October 31, 2011	12.09	0.23	(0.07)	0.16	(0.21)	—	(0.21)	12.04	1.25	%(h)	6,427	1.87%	1.85%	1.90%	74%
Year Ended October 31, 2012	12.04	0.14	0.76	0.90	(0.32)	—	(0.32)	12.62	7.77%		5,908	1.91%	1.18%	1.91%	62%
Six Months Ended
April 30, 2013 (Unaudited)	12.62	0.07	1.14	1.21	(0.13)	—	(0.13)	13.70	9.67%		5,855	1.78%	1.13%	1.78%	12	%(j)

*

The per share amounts and percentages reflected include the income and expense allocations from the applicable HSBC Portfolios but do not include the estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Portfolios.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended October 31, 2008, certain HSBC Portfolios, in which Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%, 0.15% and 0.15% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2009, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%, 0.11% and 0.11% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.07%, 0.07% and 0.07% for Class A Shares, Class B Shares and Class C Shares, respectively.
(h)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%, 0.06% and 0.06% for Class A Shares, Class B Shares and Class C Shares, respectively.
(i)	Rounds to less than $0.01 or $(0.01).
(j)	During the six months ended April 30, 2013, the Fund’s investment strategy of investing in HSBC Portfolios and other investment companies was stabilized as compared to prior periods resulting in a lower portfolio turnover rate.

34 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

MODERATE STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends							Ratios/Supplementary Data
															Ratios of
															Expenses
			Net											Ratio of Net	to Average
			Realized and			Net							Ratio of Net	Investment	Net Assets
	Net Asset	Net	Unrealized			Realized						Net Assets	Expenses	Income to	(Excluding
	Value,	Investment	Gains	Total from	Net	Gains from	Return		Net Asset			at End of	to Average	Average	Fee	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	of	Total	Value, End	Total		Period	Net Assets	Net Assets	Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Capital	Dividends	of Period	Return(b)		(000’s)	(c)	(c)	(c)	(b)(d)
CLASS A SHARES
Year Ended October 31, 2008	$13.27	0.20	(4.08)	(3.88)	(0.19)	(0.50)	(0.01)	(0.70)	$8.69	(30.65	)%(e)	$14,226	1.48%	1.75%	1.48%	80%
Year Ended October 31, 2009	8.69	0.13	1.39	1.52	(0.12)	—	—	(0.12)	10.09	17.75	%(f)	15,909	1.44%	1.47%	1.49%	41%
Year Ended October 31, 2010	10.09	0.25	1.38	1.63	(0.24)	—	—	(0.24)	11.48	16.39	%(g)	18,921	1.14%	2.33%	1.19%	67%
Year Ended October 31, 2011	11.48	0.37	(0.12)	0.25	(0.44)	—	—	(0.44)	11.29	2.19	%(h)	23,719	1.06%	3.16%	1.09%	63%
Year Ended October 31, 2012	11.29	0.26	0.65	0.91	(0.32)	—	—	(0.32)	11.88	8.24%		25,175	1.16%	2.30%	1.16%	61%
Six Months Ended
April 30, 2013 (Unaudited)	11.88	0.12	0.82	0.94	(0.16)	—	—	(0.16)	12.66	7.94%		25,518	1.05%	2.01%	1.05%	10	%(i)
CLASS B SHARES
Year Ended October 31, 2008	$13.27	0.11	(4.08)	(3.97)	(0.10)	(0.50)	(0.01)	(0.61)	$8.69	(31.17	)%(e)	$12,354	2.23%	1.00%	2.23%	80%
Year Ended October 31, 2009	8.69	0.06	1.39	1.45	(0.06)	—	—	(0.06)	10.08	16.82	%(f)	14,230	2.19%	0.71%	2.24%	41%
Year Ended October 31, 2010	10.08	0.17	1.38	1.55	(0.17)	—	—	(0.17)	11.46	15.61	%(g)	18,362	1.89%	1.59%	1.94%	67%
Year Ended October 31, 2011	11.46	0.28	(0.10)	0.18	(0.36)	—	—	(0.36)	11.28	1.51	%(h)	20,323	1.81%	2.40%	1.84%	63%
Year Ended October 31, 2012	11.28	0.19	0.63	0.82	(0.23)	—	—	(0.23)	11.87	7.43%		17,615	1.92%	1.64%	1.92%	61%
Six Months Ended
April 30, 2013 (Unaudited)	11.87	0.08	0.81	0.89	(0.12)	—	—	(0.12)	12.64	7.54%		17,354	1.80%	1.27%	1.80%	10	%(i)
CLASS C SHARES
Year Ended October 31, 2008	$12.97	0.11	(3.97)	(3.86)	(0.11)	(0.50)	(0.01)	(0.62)	$8.49	(31.09	)%(e)	$1,408	2.23%	1.00%	2.23%	80%
Year Ended October 31, 2009	8.49	0.06	1.35	1.41	(0.06)	—	—	(0.06)	9.84	16.75	%(f)	1,488	2.19%	0.72%	2.24%	41%
Year Ended October 31, 2010	9.84	0.17	1.35	1.52	(0.18)	—	—	(0.18)	11.18	15.55	%(g)	2,544	1.90%	1.59%	1.95%	67%
Year Ended October 31, 2011	11.18	0.27	(0.11)	0.16	(0.36)	—	—	(0.36)	10.98	1.42	%(h)	3,859	1.81%	2.40%	1.84%	63%
Year Ended October 31, 2012	10.98	0.18	0.62	0.80	(0.23)	—	—	(0.23)	11.55	7.49%		3,329	1.91%	1.64%	1.91%	61%
Six Months Ended
April 30, 2013 (Unaudited)	11.55	0.07	0.79	0.86	(0.12)	—	—	(0.12)	12.29	7.50%		3,584	1.80%	1.25%	1.80%	10	%(i)

*

The per share amounts and percentages reflected include the income and expense allocations from the applicable HSBC Portfolios but do not include the estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Portfolios.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended October 31, 2008, certain HSBC Portfolios in which the Fund invests received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.19%, 0.19% and 0.19% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2009, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%, 0.09% and 0.09% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%, 0.06% and 0.06% for Class A Shares, Class B Shares and Class C Shares, respectively.
(h)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%, 0.04% and 0.04% for Class A Shares, Class B Shares and Class C Shares, respectively.
(i)	During the six months ended April 30, 2013, the Fund’s investment strategy of investing in HSBC Portfolios and other investment companies was stabilized as compared to prior periods resulting in a lower portfolio turnover rate.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 35

CONSERVATIVE STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000's)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratios of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b)(d)
CLASS A SHARES
Year Ended October 31, 2008	$12.04	0.24	(2.93)	(2.69)	(0.25)	(0.26)	(0.51)	$8.84	(23.17	)%(e)	$4,747	1.50%	2.24%	1.72%	69%
Year Ended October 31, 2009	8.84	0.14	1.16	1.30	(0.13)	—	(0.13)	10.01	14.95	%(f)	5,059	1.50%	1.53%	1.62%	34%
Year Ended October 31, 2010	10.01	0.26	1.11	1.37	(0.23)	—	(0.23)	11.15	13.86	%(g)	7,139	1.38%	2.42%	1.43%	78%
Year Ended October 31, 2011	11.15	0.36	(0.10)	0.26	(0.46)	—	(0.46)	10.95	2.40	%(h)	8,946	1.19%	3.21%	1.22%	54%
Year Ended October 31, 2012	10.95	0.27	0.58	0.85	(0.33)	—	(0.33)	11.47	8.00%		9,933	1.34%	2.40%	1.34%	59%
Six Months Ended
April 30, 2013 (Unaudited)	11.47	0.12	0.54	0.66	(0.16)	—	(0.16)	11.97	5.80%		9,970	1.21%	2.02%	1.21%	14	%(i)
CLASS B SHARES
Year Ended October 31, 2008	$11.94	0.16	(2.91)	(2.75)	(0.17)	(0.26)	(0.43)	$8.76	(23.76)	%(e)	$4,348	2.25%	1.48%	2.48%	69%
Year Ended October 31, 2009	8.76	0.07	1.15	1.22	(0.07)	—	(0.07)	9.91	14.05	%(f)	4,907	2.25%	0.77%	2.38%	34%
Year Ended October 31, 2010	9.91	0.17	1.10	1.27	(0.16)	—	(0.16)	11.02	12.94	%(g)	7,411	2.14%	1.68%	2.19%	78%
Year Ended October 31, 2011	11.02	0.27	(0.09)	0.18	(0.38)	—	(0.38)	10.82	1.68	%(h)	8,995	1.94%	2.46%	1.97%	54%
Year Ended October 31, 2012	10.82	0.18	0.58	0.76	(0.25)	—	(0.25)	11.33	7.21%		9,810	2.10%	1.67%	2.10%	59%
Six Months Ended
April 30, 2013 (Unaudited)	11.33	0.07	0.53	0.60	(0.13)	—	(0.13)	11.80	5.34%		10,239	1.96%	1.27%	1.96%	14	%(i)
CLASS C SHARES
Year Ended October 31, 2008	$12.25	0.16	(2.98)	(2.82)	(0.17)	(0.26)	(0.43)	$9.00	(23.73	)%(e)	$430	2.25%	1.46%	2.48%	69%
Year Ended October 31, 2009	9.00	0.07	1.18	1.25	(0.07)	—	(0.07)	10.18	13.97	%(f)	485	2.25%	0.78%	2.37%	34%
Year Ended October 31, 2010	10.18	0.18	1.14	1.32	(0.17)	—	(0.17)	11.33	13.07	%(g)	1,323	2.16%	1.71%	2.21%	78%
Year Ended October 31, 2011	11.33	0.28	(0.10)	0.18	(0.39)	—	(0.39)	11.12	1.57	%(h)	2,486	1.94%	2.49%	1.96%	54%
Year Ended October 31, 2012	11.12	0.19	0.60	0.79	(0.25)	—	(0.25)	11.66	7.28%		2,897	2.08%	1.69%	2.08%	59%
Six Months Ended
April 30, 2013 (Unaudited)	11.66	0.07	0.55	0.62	(0.13)	—	(0.13)	12.15	5.35%		2,910	1.96%	1.26%	1.96%	14	%(i)

*

The per share amounts and percentages reflected include the income and expense allocations from the applicable HSBC Portfolios but do not include the estimated indirect expenses attributable to the Fund’s investments in investment companies other than the HSBC Portfolios.

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios, affiliated and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended October 31, 2008, certain HSBC Portfolios in which the Fund invests received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.19%, 0.19% and 0.19% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2009, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.08%, 0.08% and 0.08% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	During the year ended October 31, 2010, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%, 0.05% and 0.05% for Class A Shares, Class B Shares and Class C Shares, respectively.
(h)	During the year ended October 31, 2011, certain HSBC Portfolios, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.02%, 0.02% and 0.02% for Class A Shares, Class B Shares and Class C Shares, respectively.
(i)	During the six months ended April 30, 2013, the Fund’s investment strategy of investing in HSBC Portfolios and other investment companies was stabilized as compared to prior periods resulting in a lower portfolio turnover rate.

36 HSBC WORLD SELECTION FUNDS	See notes to financial statements.

INCOME STRATEGY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Net Expenses to Average Net Assets (d)	Ratio of Net Investment to Average Net Assets (d)	Ratios of Expenses to Average Net Assets (Excluding Fee Reductions) (d)	Portfolio Turnover (c)(e)
CLASS A SHARES
Period Ended October 31, 2012(f)	$10.00	0.10	0.40	0.50	(0.07)	—	(0.07)	$10.43	5.02%	$337	1.50%	1.58%	29.67%	31%
Six Months Ended April 30, 2013
(Unaudited)	10.43	0.11	0.31	0.42	(0.26)	(0.03)	(0.29)	10.56	4.10%	301	1.50%	2.08%	12.13%	26%
CLASS B SHARES
Period Ended October 31, 2012(f)	$10.00	0.06	0.39	0.45	(0.04)	—	(0.04)	$10.41	4.52%	$348	2.25%	0.89%	26.84%	31%
Six Months Ended April 30, 2013
(Unaudited)	10.41	0.07	0.31	0.38	(0.22)	(0.03)	(0.25)	10.54	3.72%	384	2.25%	1.40%	12.95%	26%
CLASS C SHARES
Period Ended October 31, 2012(f)	$10.00	0.06	0.39	0.45	(0.04)	—	(0.04)	$10.41	4.47%	$232	2.25%	0.90%	27.00%	31%
Six Months Ended April 30, 2013
(Unaudited)	10.41	0.07	0.31	0.38	(0.22)	(0.03)	(0.25)	10.54	3.74%	419	2.25%	1.34%	12.70%	26%

*	The expense ratios reflected do not include the estimated indirect expenses attributable to the Fund’s investments in investment companies.
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without the distinguishing between the classes of shares issued.
(f)	Commenced operations on March 20, 2012.

See notes to financial statements.	HSBC WORLD SELECTION FUNDS 37

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2013 (Unaudited)

1. Organization:

     The HSBC Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2013, the Trust is comprised of 15 separate operational funds, each a series of the HSBC Family of Funds, which also includes the HSBC Advisor Fund Trust and the HSBC Portfolios (collectively the “Trusts”). The accompanying financial statements are presented for the following 5 funds (individually a “Fund”, collectively the “World Selection Funds”):

Fund
Aggressive Strategy Fund
Balanced Strategy Fund
Moderate Strategy Fund
Conservative Strategy Fund
Income Strategy Fund

     All of the World Selection Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

     The World Selection Funds, excluding the Income Strategy Fund, (collectively the “World Selection Feeder Funds”), currently invest in the HSBC Growth Portfolio and HSBC Opportunity Portfolio (individually a “Portfolio,” collectively the “Portfolios”), each of which is a diversified series of the HSBC Portfolios (the “Portfolio Trust”). The Portfolios operate as master funds in master-feeder arrangements in addition to receiving investments from the World Selection Feeder Funds.

     The financial statements of the Portfolios, including the Schedules of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolios should be read in conjunction with the financial statements of the World Selection Feeder Funds.

	Proportionate	Proportionate
	Ownership	Ownership
	Interest in Growth Portfolio	Interest in Opportunity Portfolio
Fund	on April 30, 2013(%)	on April 30, 2013(%)
Aggressive Strategy Fund	2.2	0.4
Balanced Strategy Fund	4.6	0.9
Moderate Strategy Fund	2.8	0.6
Conservative Strategy Fund	0.9	0.2

     Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund may also purchase and hold Exchange Traded Notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset. The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

     The World Selection Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $ 0.001 per share. Each Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. Class A Shares of the World Selection Funds (except, the Income Strategy Fund) have a maximum sales charge of 5.00% as a percentage of the original purchase price. The Income Strategy Fund has a maximum sales charge of 4.75% as a percentage of the original purchase price. Class B Shares of the World

38       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2013 (Unaudited) (continued)

Selection Funds are offered without any front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the World Selection Funds are offered without any front-end sales charge, but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Each class of shares in the World Selection Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

     Under the Trust’s organizational documents, the World Selection Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the World Selection Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the World Selection Funds. The World Selection Funds’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the World Selection Funds. However, based on experience, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the World Selection Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. The World Selection Feeder Funds record their investments in the Portfolios at fair value. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed in the notes to those financial statements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds or Portfolios in which the World Selection Funds are invested are described in their respective notes to financial statements.

Investment Transactions and Related Income:

     The World Selection Feeder Funds record daily their proportionate income, expenses and unrealized/ realized gains and losses derived from their respective Portfolios. Dividend income is recorded on the ex-dividend date for the Underlying Funds. Changes in holdings of the Underlying Funds for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Underlying Funds are accounted for on trade date. In addition, the World Selection Funds accrue their own expenses daily.

Allocations:

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Dividends to Shareholders:

     Dividends to shareholders from net investment income, if any, are declared and distributed monthly in the case of the Income Strategy Fund, quarterly in the case of the Moderate Strategy Fund and Conservative Strategy Fund, and annually in the case of the Aggressive Strategy Fund and Balanced Strategy Fund.

HSBC WORLD SELECTION FUNDS       39

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2013 (Unaudited) (continued)

     The World Selection Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the World Selection Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

     The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, paydowns, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The World Selection Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

     Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

     Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary:

     The valuation techniques employed by the World Selection Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the World Selection Funds’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The World Selection Feeder Funds record their investments in their respective Portfolios at fair value and are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed in the Notes to Financial Statements of the Portfolios included in this report.

     For the period ended April 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

40       HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2013 (Unaudited) (continued)

     The following is a summary of the valuation inputs used as of April 30, 2013 in valuing the World Selection Funds’ investments based upon the three levels defined above:

	LEVEL 1($)	LEVEL 2($)	LEVEL 3($)	Total($)
Aggressive Strategy Fund
Investment Securities:
Affiliated Investment Companies	326,350	—	—	326,350
Affiliated Portfolios(a)	—	2,648,366	—	2,648,366
Unaffiliated Investment Companies	8,824,697	—	—	8,824,697
Exchange Traded Funds	6,624,656	—	—	6,624,656
Total Investment Companies	15,775,703	2,648,366	—	18,424,069

Balanced Strategy Fund
Investment Securities:
Affiliated Investment Companies	5,466,486	—	—	5,466,486
Affiliated Portfolios(a)	—	5,603,582	—	5,603,582
Unaffiliated Investment Companies	26,541,387	—	—	26,541,387
Exchange Traded Funds	14,685,192	—	—	14,685,192
Total Investment Companies	46,693,065	5,603,582	—	52,296,647

Moderate Strategy Fund
Investment Securities:
Affiliated Investment Companies	5,819,594	—	—	5,819,594
Affiliated Portfolios(a)	—	3,465,336	—	3,465,336
Unaffiliated Investment Companies	27,140,996	—	—	27,140,996
Exchange Traded Funds	10,159,151	—	—	10,159,151
Total Investment Companies	43,119,741	3,465,336	—	46,585,077

Conservative Strategy Fund
Investment Securities:
Affiliated Investment Companies	3,048,690			3,048,690
Affiliated Portfolios(a)	—	1,075,427	—	1,075,427
Unaffiliated Investment Companies	15,533,888		—	15,533,888
Exchange Traded Funds	3,535,539		—	3,535,539
Total Investment Companies	22,118,117	1,075,427	—	23,193,544

Income Strategy Fund
Investment Securities:
Affiliated Investment Companies	111,694	—	—	111,694
Unaffiliated Investment Companies	956,157	—	—	956,157
Exchange Traded Funds	15,999	—	—	15,999
Total Investment Companies	1,083,850	—	—	1,083,850
____________________

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.

HSBC WORLD SELECTION FUNDS       41

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2013 (Unaudited) (continued)

New Accounting Pronouncements:

     In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”), which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the entity’s financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU 2013-01 and ASU 2011-11 may have on the Funds’ financial statements.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

     HSBC Global Asset Management (USA), Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the World Selection Funds. As Investment Adviser, HSBC manages the investments of the World Selection Funds and continuously reviews, supervises and administers the World Selection Funds’ investments pursuant to an Investment Advisory Contract. For its services as Investment Adviser, HSBC is entitled to receive a fee, computed daily and paid monthly, based on average daily net assets, at an annual rate of 0.25% for each Fund.

Administration:

     HSBC serves the Trusts as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Trusts a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $ 50 billion	0.0250

     The fee breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The fee is allocated to each series of the Trusts based upon its proportionate share of the aggregate net assets. For assets invested in the Portfolios by World Selection Feeder Funds, the Portfolios pay half of the administration fee and the World Selection Feeder Funds pay half, for a combination of the total fee rate above. Certain administration fees of the Portfolios also may be reduced by treating them as apportioned in part to other funds making investments in the Portfolios in master-feeder structures. An amount equal to 50% of the administration fee is deemed to be class-specific.

     Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Sub-Administrator for the Trusts subject to the general supervision by the Trusts’ Board of Trustees (the “Board”) and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new funds minus 0.02%, which is retained by HSBC.

     Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the

42       HSBC WORLD SELECTION FUNDS

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Notes to Financial Statements—as of April 30, 2013 (Unaudited) (continued)

CCO Agreement, the Trusts paid Citi $143,262 for the period ended April 30, 2013, plus reimbursement of certain out of pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Service.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

     Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trusts as Distributor (the “Distributor”). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the World Selection Funds, respectively. For the period ended April 30, 2013, Foreside, as Distributor, also received $126,262, $85,049, and $21,867 in commissions from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $0, $0, and $ 0 were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Shareholder Servicing:

     The Trust has adopted a Shareholder Services Plan which provides for payments to shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of each of the Class A Shares, Class B Shares and Class C Shares of the World Selection Funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan currently are not intended to exceed, in the aggregate, 0.25% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

Fund Accounting and Transfer Agency:

     Citi provides fund accounting and transfer agency services for each Fund. As transfer agent, Citi receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. As fund accountant, Citi receives an annual fee per Fund and share class, subject to minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for blue sky exemption services.

Independent Trustees:

     The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $ 3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $ 3,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $ 6,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee is compensated at the rate of $ 500 per hour, up to a maximum of $ 3,000 per day.

Fee Reductions:

     The Investment Adviser has agreed to contractually limit through March 1, 2014 the total expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expense and estimated indirect expenses attributable to the Funds’ investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows: Class A Shares 1.50%, Class B Shares 2.25%, Class C Shares 2.25%.

HSBC WORLD SELECTION FUNDS       43

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Notes to Financial Statements—as of April 30, 2013 (Unaudited) (continued)

     Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2013, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2013, the repayments that may potentially be made by the Funds are as follows:

Fund	2016($)*	2015($)*	2014($)*	2013($)*	Total($)
Aggressive Strategy Fund	—	27,768	19,298	56,869	103,935
Income Strategy Fund	54,563	77,417	N/A	N/A	131,980
____________________

*       The year listed above the amounts is the fiscal year ending in which the amounts will no longer be recoupable.

     The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of each Fund. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator, and Citi are reported separately on the Statements of Operations, as applicable.

Affiliated Transactions:

     A summary of each Fund’s investment in affiliated investment companies (excluding investments in the Affiliated Portfolios) for the period ended April 30, 2013 is as follows:

					Change in
				Net Capital	Unrealized
	Market Value	Purchases	Proceeds	and Realized	Appreciation	Market Value	Dividend
	10/31/2012	at Cost	from Sales	Gain (Loss)	(Depreciation)	4/30/2013	Income
Aggressive Strategy Fund
HSBC Prime Money Market Fund - Class I	$13,222	$257,709	$(263,524)	$—	$—	$7,407	$8
HSBC Emerging Markets Debt Fund - Class I	126,737	5,551	(4,308)	75	3,888	131,943	3,156
HSBC Emerging Markets Local Debt Fund - Class I	177,882	9,116	(8,436)	714	7,724	187,000	1,632
Balanced Strategy Fund
HSBC Prime Money Market Fund - Class I	7,556	1,094,959	(588,437)	—	—	514,078	154
HSBC Emerging Markets Debt Fund - Class I	3,360,039	296,359	(645,092)	70,157	27,992	3,109,455	77,735
HSBC Emerging Markets Local Debt Fund - Class I	1,855,546	105,364	(192,867)	16,310	58,600	1,842,953	16,530
Moderate Strategy Fund
HSBC Prime Money Market Fund - Class I	444,668	986,206	(657,200)	—	—	773,674	321
HSBC Emerging Markets Debt Fund - Class I	3,137,780	167,295	(459,910)	95,810	(3,469)	2,937,506	72,419
HSBC Emerging Markets Local Debt Fund - Class I	2,064,417	153,846	(195,742)	17,041	68,852	2,108,414	18,556
Conservative Strategy Fund
HSBC Prime Money Market Fund - Class I	251,847	754,947	(436,787)	—	—	570,007	153
HSBC Emerging Markets Debt Fund - Class I	1,427,385	107,987	(251,612)	28,089	15,050	1,326,899	32,891
HSBC Emerging Markets Local Debt Fund - Class I	1,138,041	56,059	(94,650)	7,890	44,444	1,151,784	10,283
Income Strategy Fund
HSBC Prime Money Market Fund - Class I	13,077	145,320	(142,880)	—	—	15,517	10
HSBC Emerging Markets Debt Fund - Class I	37,955	11,614	(9,122)	492	(1,034)	39,905	984
HSBC Emerging Markets Local Debt Fund - Class I	47,112	17,648	(10,277)	693	1,096	56,272	479

44       HSBC WORLD SELECTION FUNDS

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Notes to Financial Statements—as of April 30, 2013 (Unaudited) (continued)

5. Investment Transactions:

     Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2013 were as follows:

Fund	Purchases($)	Sales($)
Aggressive Strategy Fund	1,356,079	2,444,004
Balanced Strategy Fund	4,148,176	8,379,688
Moderate Strategy Fund	3,471,715	5,913,399
Conservative Strategy Fund	2,717,151	3,114,425
Income Strategy Fund	452,822	253,939

     Contributions and withdrawals of the respective Portfolios for the period ended April 30, 2013 totaled:

Fund	Contributions($)	Withdrawals($)
Aggressive Strategy Fund	730,426	2,328,590
Balanced Strategy Fund	2,206,096	7,548,195
Moderate Strategy Fund	1,621,841	5,045,372
Conservative Strategy Fund	1,812,019	2,824,444

6. Federal Income Tax Information:

     At April 30, 2013, the cost basis of securities (which excludes investments in the Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	Depreciation($)	(Depreciation)($)
Aggressive Strategy Fund	14,073,979	1,772,813	(71,089)	1,701,724
Balanced Strategy Fund	42,928,051	4,541,882	(776,868)	3,765,014
Moderate Strategy Fund	40,283,891	3,537,698	(701,848)	2,835,850
Conservative Strategy Fund	20,835,564	1,516,884	(234,331)	1,282,553
Income Strategy Fund	1,055,212	30,901	(2,263)	28,638

     The tax character of dividends paid by the World Selection Funds as of the latest tax year ended October 31, 2012, was as follows:

	Dividends paid from
		Net Long Term	Total Taxable	Total Dividends
	Ordinary Income($)	Capital Gains($)	Dividends($)	Paid($)(1)
Aggressive Strategy Fund	92,405	—	92,405	92,405
Balanced Strategy Fund	1,541,114	—	1,541,114	1,541,114
Moderate Strategy Fund	1,134,889	—	1,134,889	1,134,889
Conservative Strategy Fund	556,629	—	556,629	556,629
Income Strategy Fund	2,407	—	2,407	2,407

HSBC WORLD SELECTION FUNDS       45

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements — as of April 30, 2013 (Unaudited) (continued)

     As of the latest tax year ended October 31, 2012, the components of accumulated earnings/(deficit) on a tax basis for the World Selection Funds were as follows:

	Undistributed Ordinary Income($)	Undistributed Tax Exempt Income($)	Undistributed Long Term Capital Gains($)	Accumulated Earnings($)	Distributions Payable($)	Accumulated Capital and Other Losses($)	Unrealized Appreciation/ (Depreciation)($)(2)	Total Accumulated Earnings/ (Deficit)($)
Aggressive Strategy Fund	—	—	—	—	—	(354,485)	839,379	484,894
Balanced Strategy Fund	320,044	—	—	320,044	—	(265,735)	1,994,934	2,049,243
Moderate Strategy Fund	43,008	—	—	43,008	—	(472,739)	1,653,973	1,224,242
Conservative Strategy Fund	16,694	—	—	16,694	—	(126,294)	916,392	806,792
Income Strategy Fund	11,671	—	—	11,671	(668)	—	17,806	28,809
____________________

(2)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.

     As of the latest tax year ended October 31, 2012, the Funds have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subjects to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. As a result of the Regulated Investment Company Modernization Act of 2010 (the “RIC Modernization Act”) ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the RIC Modernization Act have an increased likelihood to expire unused. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

     CLCFs subject to expiration:

Fund	Short Term Amount($)	Expires
Aggressive Strategy Fund	290,416	2017
Balanced Strategy Fund	265,735	2017
Moderate Strategy Fund	472,739	2017
Conservative Strategy Fund	18,849	2017

     CLCFs not subject to expiration:

Fund	Short Term Amount($)	Long Term Amount($)	Total($)
Conservative Strategy Fund	32,459	74,986	107,445

     During the latest tax year ended October 31, 2012, the following Funds utilized capital loss carryforwards to offset capital gains realized:

Fund	Amount($)
Aggressive Strategy Fund	88,538
Balanced Strategy Fund	641,948
Moderate Strategy Fund	236,751

46 HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Notes to Financial Statements—as of April 30, 2013 (Unaudited) (continued)

     Under current law, capital losses and specified ordinary losses realized after October 31st and non-specified ordinary losses incurred after December 31st (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Fund had deferred losses, which will be treated as arising on the first day of the fiscal year to end October 31, 2013.

Late Year Ordinary Losses
Aggressive Strategy Fund	$64,069

7. Subsequent Events:

     Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

HSBC WORLD SELECTION FUNDS 47

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Investment Adviser Contract Approval

     Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not parties to an investment advisory agreement for the fund or “interested persons” of the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) during the semi-annual period ended April 30, 2013 and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

     The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trusts (the “Contracts Committee”), met separately to consider, among other matters:

  the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and HSBC Global Asset Management (USA) Inc. (the “Adviser”) and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) to one or more Funds; and

  the approval of the continuation of certain other ancillary agreements to which the Adviser is a party that obligate the Adviser to provide the Funds with administrative services, such as the Administration Agreement, Support Services Agreement and Operational Support Services Agreement (each, an “Ancillary Agreement”).

     Prior to the meetings, the Independent Trustees received and reviewed the information they thought reasonably necessary to evaluate the terms of the Advisory Contracts, Sub-Advisory Contracts and Ancillary Agreements (collectively, the “Agreements”). This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Lipper Inc. (“Lipper”); (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison with the advisory fees paid by other similar funds based on materials provided by Lipper; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds based on Lipper data; (vii) the profitability of the Adviser and certain of the Sub-Advisers; and (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers. Counsel to the Trusts and to the Independent Trustees were present at each Contracts Committee meeting and the Board meeting.

     When it met, the Contracts Committee and its members reviewed the information provided in advance of the meeting and discussed, among other things: (i) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (ii) the Trusts’ arrangements with the unaffiliated investment sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC (“Winslow”); (iii) the Trusts’ Administration Agreement with the Adviser; and (iv) regulatory considerations. The Contracts Committee also convened to consider, among other things: (i) the Support Services Agreement and Operational Support Services Agreement with the Adviser; (ii) the Adviser’s Multimanager function; (iii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (iv) the Adviser’s profitability; and (v) additional information provided by the Adviser at the request of the Board. Following the December 5, 2012 and December 17-18, 2012 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.

     At the in-person meeting, held on December 17-18, 2012, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund.

48 HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Investment Adviser Contract Approval (continued)

     The Board and the Independent Trustees made these determinations on the basis of the following considerations, among others:

     Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Independent Trustees examined the nature, quality and extent of the investment advisory and administrative support services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel. In this regard, the Independent Trustees considered the capabilities and performance of the Adviser’s Multimanager unit with respect to the World Selection Funds and the Equity Funds, the capabilities and performance of the Adviser’s Emerging Markets Debt Team with respect to the Emerging Markets Debt Funds, the capabilities of the Adviser’s oversight with respect to the Frontier Markets Fund, as well as the capabilities and performance of the Adviser’s portfolio management and credit review teams with respect to the Money Market Funds. The Independent Trustees also considered the nature, quality and extent of the administrative support services that the Adviser provides to the Funds, including the Adviser’s oversight and management of the Funds’ other service providers.

     The Independent Trustees also took note of: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the reduction during the period in the HSBC Family of Fund’s net assets, and its effect on economies of scale; (iv) the recent liquidation of certain Funds; and (v) the efforts undertaken by the Adviser to foster the growth and development of the Funds since the inception of each of the Funds, including the recent development and launch of the HSBC RMB Fixed Income Fund and HSBC Total Return Fund, and an increased entrepreneurial commitment to the success of the Funds with new classes of shareholders. With respect to the Money Market Funds, the Independent Trustees considered the financial support the Adviser and its affiliates have afforded the Money Market Funds, such as the voluntary fee waivers and reimbursements made to maintain a non-negative yield for the Money Market Funds more recently, and noted the material increase in these waivers and reimbursements due to the economic environment for money market funds over the previous year. In addition, the Independent Trustees considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives. In assessing the Adviser’s reputation, the Independent Trustees considered a recent regulatory matter affecting the parent of the Adviser which did not relate to the Funds.

     The Independent Trustees also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Independent Trustees considered the investment performance and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

     Based on these considerations, the Independent Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by the Adviser and Sub-Advisers, and that the services provided supported continuance of the Agreements.

     Investment Performance of the Funds, Adviser and Sub-Advisers. The Independent Trustees considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable funds and one or more benchmark indices. In the context of the World Selection Funds, the Independent Trustees took note of the expenses of underlying funds and considered the performance of the World Selection Funds, and particularly the Aggressive Strategy Fund, in light of the World Selection Funds’ relative positioning and peers. In the context of the HSBC Growth Portfolio, although the Independent Trustees noted the recent underperformance of the Portfolio in light of data provided by Lipper, it favorably noted the consistent performance record of the Portfolio and the strong compliance culture at the Portfolio’s Sub-Adviser. In the context of the HSBC Opportunity Portfolio, the Independent Trustees considered that the Portfolio was relatively expensive as compared to its peers, yet was also characterized by relatively high return as well as higher volatility. With respect to the HSBC Opportunity Portfolio, the Independent Trustees also considered the compliance efforts of the Portfolio’s Sub-Adviser.

     In the context of the Emerging Markets Debt Funds, the Independent Trustees found the expenses of the HSBC Emerging Markets Debt Fund to be reasonable and its performance to be acceptable, but the Independent Trustees noted that the HSBC Emerging Markets Local Debt Fund had performed less competitively. With respect to the Emerging Markets Debt Funds, the Independent Trustees also requested and received information regarding the Funds’ integration into the overall structure of the HSBC Family of Funds. In the context of the HSBC Frontier Markets Fund, the Independent Trustees noted the Fund’s fees and expenses as compared to its peers, and

HSBC WORLD SELECTION FUNDS 49

HSBC WORLD SELECTION FUNDS
Investment Adviser Contract Approval (continued)

requested and received information regarding the advisory fee split between the Adviser and the Fund’s Sub-Adviser. In the context of the Money Market Funds, the Independent Trustees considered the yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance. The Independent Trustees determined that the Funds’ investment performance and the Adviser’s actions to improve investment performance, where applicable, supported continuance of the Agreements, although they would continue to monitor performance closely, particularly for those Funds that had weaker performance compared to peers during the past year.

     Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Independent Trustees considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Independent Trustees considered the Adviser’s profitability and costs, including by means of an analysis provided by the Adviser of its estimated profitability. The Independent Trustees also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Lipper. The Independent Trustees determined that the Funds had advisory fees competitive with those of similar funds, noting the resources, expertise and experience provided to the Funds.

     The Independent Trustees also compared the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser, and evaluated information provided as to why advisory fees may differ between mutual funds and other advisory relationships, including increased shareholder activity. In this regard, the Independent Trustees concluded that differences in advisory fees assessed between the Funds and other accounts managed by the Adviser did not preclude approval of the Advisory Contracts.

     With respect to the administrative support services provided by the Adviser, the Independent Trustees considered the fees charged for such services and evaluated the fees payable to the Adviser and those payable to other providers of administrative services to the Funds. At the request of the Independent Trustees, the Adviser provided information regarding the pricing differential between the retail and institutional shares’ respective Operational Support Services Agreements. The Independent Trustees determined that the differences are in-line with industry standards and recognize the different services provided to retail as compared to institutional shareholders. The Independent Trustees also considered the relative split of the administration fee between the Adviser and Citi Fund Services Ohio, Inc., as sub-administrator and other factors relevant to their consideration of these arrangements.

     The Independent Trustees also considered the costs of the services provided by the Sub-Advisers, as applicable; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio, the Independent Trustees considered the sub-advisory fee breakpoint structure. The Independent Trustees also considered information on profitability where provided by the Sub-Advisers.

     The Independent Trustees concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were fair and reasonable in light of the factors set forth above.

     Other Relevant Considerations. The Independent Trustees also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Independent Trustees also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds. The Independent Trustees also considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

     In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

50 HSBC WORLD SELECTION FUNDS

HSBC WORLD SELECTION FUNDS
Table of Shareholder Expenses—as of April 30, 2013 (Unaudited)

     As a shareholder of the World Selection Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees and other Fund expenses (including expenses allocated from the Portfolios). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the World Selection Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Example

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12 - 4/30/13	Annualized Expense Ratio During Period 11/1/12 - 4/30/13
Aggressive Strategy Fund	Class A Shares	$1,000.00	$1,126.40	$7.80	1.48%
	Class B Shares	1,000.00	1,121.90	11.73	2.23%
	Class C Shares	1,000.00	1,122.40	11.74	2.23%
Balanced Strategy Fund	Class A Shares	1,000.00	1,101.20	5.31	1.02%
	Class B Shares	1,000.00	1,096.80	9.25	1.78%
	Class C Shares	1,000.00	1,096.70	9.25	1.78%
Moderate Strategy Fund	Class A Shares	1,000.00	1,079.40	5.41	1.05%
	Class B Shares	1,000.00	1,075.40	9.26	1.80%
	Class C Shares	1,000.00	1,075.00	9.26	1.80%
Conservative Strategy Fund	Class A Shares	1,000.00	1,058.00	6.17	1.21%
	Class B Shares	1,000.00	1,053.40	9.98	1.96%
	Class C Shares	1,000.00	1,053.50	9.98	1.96%
Income Strategy Fund	Class A Shares	1,000.00	1,041.00	7.59	1.50%
	Class B Shares	1,000.00	1,037.20	11.37	2.25%
	Class C Shares	1,000.00	1,037.40	11.37	2.25%
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC WORLD SELECTION FUNDS 51

HSBC WORLD SELECTION FUNDS
Table of Shareholder Expenses—as of April 30, 2013 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12 - 4/30/13	Annualized Expense Ratio During Period 11/1/12 - 4/30/13
Aggressive Strategy Fund	Class A Shares	$1,000.00	$1,017.46	$7.40	1.48%
	Class B Shares	1,000.00	1,013.74	11.13	2.23%
	Class C Shares	1,000.00	1,013.74	11.13	2.23%
Balanced Strategy Fund	Class A Shares	1,000.00	1,019.74	5.11	1.02%
	Class B Shares	1,000.00	1,015.97	8.90	1.78%
	Class C Shares	1,000.00	1,015.97	8.90	1.78%
Moderate Strategy Fund	Class A Shares	1,000.00	1,019.59	5.26	1.05%
	Class B Shares	1,000.00	1,015.87	9.00	1.80%
	Class C Shares	1,000.00	1,015.87	9.00	1.80%
Conservative Strategy Fund	Class A Shares	1,000.00	1,018.79	6.06	1.21%
	Class B Shares	1,000.00	1,015.08	9.79	1.96%
	Class C Shares	1,000.00	1,015.08	9.79	1.96%
Income Strategy Fund	Class A Shares	1,000.00	1,017.36	7.50	1.50%
	Class B Shares	1,000.00	1,013.64	11.23	2.25%
	Class C Shares	1,000.00	1,013.64	11.23	2.25%
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

52 HSBC WORLD SELECTION FUNDS

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2013 (Unaudited)

Common Stocks – 97.6%

	Shares	Value ($)
Aerospace & Defense – 3.2%
Precision Castparts Corp.	7,200	1,377,288
United Technologies Corp.	15,400	1,405,866
		2,783,154
Air Freight & Logistics – 1.0%
FedEx Corp.	8,700	817,887
Airlines – 0.8%
Delta Air Lines, Inc. (a)	40,700	697,598
Auto Components – 1.2%
BorgWarner, Inc. (a)	13,100	1,024,027
Biotechnology – 9.4%
Alexion Pharmaceuticals, Inc. (a)	8,800	862,400
Amgen, Inc.	13,200	1,375,572
Biogen Idec, Inc. (a)	10,200	2,233,086
Celgene Corp. (a)	15,900	1,877,313
Gilead Sciences, Inc. (a)	33,700	1,706,568
		8,054,939
Capital Markets – 2.7%
BlackRock, Inc.	3,500	932,750
Franklin Resources, Inc.	9,200	1,422,872
		2,355,622
Chemicals – 4.6%
Ecolab, Inc.	15,200	1,286,224
Monsanto Co.	24,599	2,627,665
		3,913,889
Commercial Banks – 1.0%
Wells Fargo & Co.	22,900	869,742
Communications Equipment – 1.8%
Qualcomm, Inc.	24,700	1,522,014
Computers & Peripherals – 4.1%
Apple, Inc.	7,850	3,475,587
Energy Equipment & Services – 1.0%
FMC Technologies, Inc. (a)	15,600	847,080
Food & Staples Retailing – 2.8%
Costco Wholesale Corp.	7,800	845,754
CVS Caremark Corp.	20,700	1,204,326
Whole Foods Market, Inc.	4,400	388,608
		2,438,688
Health Care Equipment & Supplies – 1.0%
Intuitive Surgical, Inc. (a)	1,690	831,970
Health Care Providers & Services – 2.8%
Express Scripts Holding Co. (a)	18,350	1,089,440
UnitedHealth Group, Inc.	22,100	1,324,453
		2,413,893
Health Care Technology – 1.1%
Cerner Corp. (a)	9,800	948,346
Hotels, Restaurants & Leisure – 3.2%
Las Vegas Sands Corp.	15,300	860,625
Starbucks Corp.	22,100	1,344,564
Yum! Brands, Inc.	7,900	538,148
		2,743,337
Household Durables – 0.9%
Lennar Corp., Class A	18,600	766,692
Internet & Catalog Retail – 5.3%
Amazon.com, Inc. (a)	8,975	2,277,945
Priceline.com, Inc. (a)	3,220	2,241,088
		4,519,033
Internet Software & Services – 8.2%
eBay, Inc. (a)	28,900	1,514,071
Equinix, Inc. (a)	2,695	577,000
Facebook, Inc., Class A(a)	47,100	1,307,496
Google, Inc., Class A(a)	4,055	3,343,631
LinkedIn Corp., Class A(a)	1,300	249,717
		6,991,915
IT Services – 6.5%
International Business Machines Corp.	6,600	1,336,764
MasterCard, Inc., Class A	2,095	1,158,388
Visa, Inc., Class A	18,100	3,049,126
		5,544,278
Machinery – 3.0%
Danaher Corp.	42,700	2,602,138
Media – 4.6%
CBS Corp., Class B	22,100	1,011,738
News Corp., Class A	33,000	1,022,010
Sirius XM Radio, Inc.	314,800	1,023,100
The Walt Disney Co.	13,600	854,624
		3,911,472
Oil, Gas & Consumable Fuels – 2.0%
Cabot Oil & Gas Corp.	11,900	809,795
Range Resources Corp.	2,200	161,744
Valero Energy Corp.	18,100	729,792
		1,701,331
Personal Products – 1.0%
The Estee Lauder Cos., Inc., Class A	12,200	846,070
Pharmaceuticals – 4.9%
Abbott Laboratories	23,000	849,160
Allergan, Inc.	7,200	817,560
GlaxoSmithKline plc ADR	17,600	908,864
Sanofi ADR	16,900	901,615
Zoetis, Inc.	22,200	733,044
		4,210,243

See notes to financial statements.	HSBC PORTFOLIOS 53

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2013 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 1.5%
American Tower Corp.	14,900	1,251,451
Road & Rail – 4.1%
Union Pacific Corp.	24,000	3,551,040
Semiconductors & Semiconductor Equipment – 1.0%
NXP Semiconductors NV (a)	32,700	900,885
Software – 2.0%
Salesforce.com, Inc. (a)	40,800	1,677,288
Specialty Retail – 6.3%
Best Buy Co., Inc.	33,400	868,066
Dollar General Corp. (a)	25,500	1,328,295
Ross Stores, Inc.	14,200	938,194
The Home Depot, Inc.	18,100	1,327,635
Ulta Salon, Cosmetics & Fragrance,
Inc. (a)	10,800	946,620
		5,408,810
Textiles, Apparel & Luxury Goods – 2.0%
Lululemon Athletica, Inc. (a)	6,900	525,297
Ralph Lauren Corp.	6,700	1,216,586
		1,741,883
Trading Companies & Distributors – 1.2%
W. W. Grainger, Inc.	4,100	1,010,527
Wireless Telecommunication Services – 1.4%
SBA Communications Corp., Class A(a)	15,200	1,200,648
TOTAL COMMON STOCKS
(COST $64,674,511)		83,573,477

Investment Company – 1.4%

Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.01% (b)	1,191,636	1,191,636
TOTAL INVESTMENT COMPANY
(COST $1,191,636)		1,191,636
TOTAL INVESTMENT SECURITIES
(COST $65,866,147) — 99.0%		84,765,113
____________________

Percentages indicated are based on net assets of $85,638,195.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2013.

ADR American Depositary Receipt

54 HSBC PORTFOLIOS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2013 (Unaudited)

Common Stocks – 96.8%

	Shares	Value ($)
Aerospace & Defense – 3.4%
BE Aerospace, Inc. (a)	42,850	2,688,409
TransDigm Group, Inc.	23,290	3,418,972
		6,107,381
Biotechnology – 3.4%
Alkermes plc (a)	113,930	3,487,397
Cubist Pharmaceuticals, Inc. (a)	58,150	2,670,248
		6,157,645
Building Products – 0.6%
Owens Corning, Inc. (a)	25,900	1,089,354
Capital Markets – 3.4%
Lazard Ltd., Class A	93,600	3,173,040
Raymond James Financial, Inc.	70,890	2,936,264
		6,109,304
Chemicals – 6.6%
Axiall Corp.	34,580	1,813,721
Celanese Corp., Series A	36,730	1,814,829
Cytec Industries, Inc.	32,320	2,354,835
Huntsman Corp.	70,580	1,331,139
Rockwood Holdings, Inc.	31,310	2,031,706
The Scotts Mircale-Gro Co.	58,470	2,651,615
		11,997,845
Commercial Banks – 3.0%
Comerica, Inc.	77,110	2,795,238
First Horizon National Corp.	1	10
First Republic Bank	68,050	2,584,539
		5,379,787
Commercial Services & Supplies – 1.6%
Waste Connections, Inc.	75,775	2,875,661
Communications Equipment – 0.7%
Riverbed Technology, Inc. (a)	84,180	1,250,915
Construction Materials – 0.8%
Martin Marietta Materials, Inc.	13,675	1,381,038
Containers & Packaging – 3.1%
Crown Holdings, Inc. (a)	77,150	3,292,762
Packaging Corp. of America	49,240	2,341,854
		5,634,616
Distributors – 0.7%
LKQ Corp. (a)	55,750	1,342,460
Diversified Consumer Services – 1.6%
Service Corp. International	171,810	2,900,153
Electrical Equipment – 2.0%
Hubbell, Inc., Class B	38,130	3,658,955
Energy Equipment & Services – 2.6%
McDermott International, Inc. (a)	167,820	1,792,318
Rowan Cos. plc, Class A(a)	91,680	2,982,350
		4,774,668
Health Care Equipment & Supplies – 4.1%
ArthroCare Corp. (a)	36,600	1,268,190
Conceptus, Inc. (a)	61,060	1,893,471
DENTSPLY International, Inc.	63,130	2,673,555
Volcano Corp. (a)	80,760	1,638,620
		7,473,836
Health Care Providers & Services – 1.0%
Community Health Systems, Inc.	40,050	1,825,079
Hotels, Restaurants & Leisure – 0.5%
Arcos Dorados Holdings, Inc., Class A	61,940	843,623
Household Durables – 3.2%
Harman International Industries, Inc.	31,450	1,406,130
Jarden Corp. (a)	63,945	2,878,164
NVR, Inc. (a)	1,458	1,501,740
		5,786,034
Insurance – 2.5%
Everest Re Group Ltd.	23,325	3,148,642
Genworth Financial, Inc., Class A(a)	138,380	1,387,951
		4,536,593
IT Services – 6.7%
Alliance Data Systems Corp. (a)	29,350	5,041,450
FleetCor Technologies, Inc. (a)	43,050	3,310,545
Genpact Ltd.	104,510	1,943,886
Total System Services, Inc.	73,260	1,730,401
		12,026,282
Life Sciences Tools & Services – 3.2%
Covance, Inc. (a)	26,050	1,942,288
Mettler-Toledo International, Inc. (a)	18,290	3,821,878
		5,764,166
Machinery – 2.8%
IDEX Corp.	54,860	2,854,366
The Timken Co.	40,650	2,136,970
		4,991,336
Media – 0.8%
Manchester United plc, Class A(a)	77,370	1,391,113
Oil, Gas & Consumable Fuels – 6.1%
CONSOL Energy, Inc.	52,100	1,752,644
Denbury Resources, Inc. (a)	154,010	2,755,239
Tesoro Corp.	121,220	6,473,148
		10,981,031
Professional Services – 1.4%
IHS, Inc., Class A(a)	26,215	2,554,127
Real Estate Management & Development – 1.5%
Jones Lang LaSalle, Inc.	27,380	2,711,168
Road & Rail – 2.3%
Hertz Global Holdings, Inc. (a)	66,270	1,595,782
Landstar System, Inc.	48,170	2,632,972
		4,228,754

See notes to financial statements.	HSBC PORTFOLIOS 55

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2013 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Semiconductors & Semiconductor Equipment – 4.6%
Avago Technologies Ltd.	49,870	1,593,845
Lam Research Corp. (a)	42,430	1,961,115
NXP Semiconductors NV (a)	81,090	2,234,030
Skyworks Solutions, Inc. (a)	111,520	2,461,246
		8,250,236
Software – 7.6%
Autodesk, Inc. (a)	69,870	2,751,481
Concur Technologies, Inc. (a)	26,720	1,953,499
Fortinet, Inc. (a)	121,710	2,185,912
Informatica Corp. (a)	53,360	1,757,145
Nuance Communications, Inc. (a)	167,040	3,180,441
QLIK Technologies, Inc. (a)	72,230	1,878,702
		13,707,180
Specialty Retail – 10.8%
American Eagle Outfitters, Inc.	58,890	1,145,410
Best Buy Co., Inc.	108,110	2,809,779
Foot Locker, Inc.	85,810	2,992,195
GNC Holdings, Inc., Class A	27,930	1,266,067
Signet Jewelers Ltd.	41,120	2,826,178
Tractor Supply Co.	16,090	1,724,365
Urban Outfitters, Inc. (a)	75,990	3,149,025
Williams-Sonoma, Inc.	66,444	3,566,714
		19,479,733
Trading Companies & Distributors – 3.7%
Beacon Roofing Supply, Inc. (a)	55,250	2,106,683
United Rentals, Inc. (a)	34,760	1,828,724
WESCO International, Inc. (a)	37,760	2,707,014
		6,642,421
Wireless Telecommunication Services – 0.5%
SBA Communications Corp., Class A(a)	12,680	1,001,593
TOTAL COMMON STOCKS
(COST $138,214,772)		174,854,087

Investment Company – 2.9%

Northern Institutional Government
Select Portfolio, Institutional Shares,
0.01% (b)	5,261,791	5,261,791
TOTAL INVESTMENT COMPANY
(COST $5,261,791)		5,261,791
TOTAL INVESTMENTS SECURITIES
(COST $143,476,563) — 99.7%		180,115,878
____________________

Percentages indicated are based on net assets of $180,574,563.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2013.

56 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statements of Assets and Liabilities—as of April 30, 2013 (Unaudited)

	Growth	Opportunity
	Portfolio	Portfolio
Assets:
Investments in non-affiliates, at value	$84,765,113	$180,115,878
Dividends receivable	17,013	45,964
Receivable for investments sold	1,449,764	707,535
Prepaid expenses and other assets	—	21
Total Assets	86,231,890	180,869,398

Liabilities:
Payable for investments purchased	504,437	140,734
Accrued expenses and other liabilities:
Investment Management	40,095	116,352
Administration	2,206	4,601
Compliance Service	26	—
Accounting	3,532	3,441
Custodian	4,908	13,819
Trustee	29	246
Other	38,462	15,642
Total Liabilities	593,695	294,835

Applicable to investors’ beneficial interest	$85,638,195	$180,574,563
Total Investments, at cost	$65,866,147	$143,476,563

See notes to financial statements.	HSBC PORTFOLIOS 57

HSBC PORTFOLIOS

Statements of Operations—For the six months ended April 30, 2013 (Unaudited)

	Growth	Opportunity
	Portfolio	Portfolio
Investment Income:
Dividends	$593,342	$732,883
Total Investment Income	593,342	732,883

Expenses:
Investment Management	234,683	666,664
Administration	13,029	26,586
Accounting	22,007	21,982
Compliance Service	342	454
Custodian	9,316	8,086
Printing	901	1,825
Professional	9,667	11,243
Trustee	889	1,476
Other	3,962	5,261
Total Expenses	294,796	743,577

Net Investment Income (Loss)	298,546	(10,694)

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	4,562,447	12,783,167
Change in unrealized appreciation/depreciation on investments	5,585,551	15,451,443

Net realized/unrealized gains from investments	10,147,998	28,234,610
Change In Net Assets Resulting From Operations	$10,446,544	$28,223,916

58 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statements of Changes in Net Assets

	Growth		Opportunity
	Portfolio		Portfolio
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	April 30, 2013	October 31, 2012	April 30, 2013	October 31, 2012
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$298,546	$116,496	$(10,694)	$224,890
Net realized gains (losses) from investments	4,562,447	12,654,581	12,783,167	8,826,465
Change in unrealized appreciation/depreciation
from investments	5,585,551	(6,525,872)	15,451,443	8,291,618
Change in net assets resulting from operations	10,446,544	6,245,205	28,223,916	17,342,973
Proceeds from contributions	3,212,686	10,142,030	13,052,219	15,884,698
Value of withdrawals	(7,039,369)	(42,657,788)	(10,760,097)	(24,493,548)
Change in net assets resulting from transactions
in investors’ beneficial interest	(3,826,683)	(32,515,758)	2,292,122	(8,608,850)
Change in net assets	6,619,861	(26,270,553)	30,516,038	8,734,123

Net Assets:
Beginning of period	79,018,334	105,288,887	150,058,525	141,324,402
End of period	$85,638,195	$79,018,334	$180,574,563	$150,058,525

See notes to financial statements.	HSBC PORTFOLIOS 59

HSBC PORTFOLIOS
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

			Ratios/Supplementary Data
						Ratios of
					Ratio of Net	Expenses
				Ratio of Net	Investment	to Average
			Net Assets at	Expenses to	Income (Loss)	Net Assets
	Total		End of Period	Average Net	to Average Net	(Excluding Fee	Portfolio
	Return(a)		(000’s)	Assets(b)	Assets(b)	Reductions)(b)	Turnover(a)
GROWTH PORTFOLIO
Year Ended October 31, 2008	(37.75	)%(c)	$81,942	0.62%	0.19%	0.62%	158%
Year Ended October 31, 2009	19.31%		88,163	0.69%	0.17%	0.69%	66%
Year Ended October 31, 2010	20.34%		98,751	0.68%	(0.04)%	0.68%	89%
Year Ended October 31, 2011	11.07%		105,289	0.66%	0.07%	0.66%	56%
Year Ended October 31, 2012	7.18%		79,018	0.71%	0.13%	0.71%	53%
Six Months Ended April 30, 2013 (Unaudited)	13.51%		85,638	0.72%	0.73%	0.72%	37%
OPPORTUNITY PORTFOLIO
Year Ended October 31, 2008	(35.30)%		$127,970	0.87%	(0.46)%	0.87%	80%
Year Ended October 31, 2009	15.41%		129,748	0.90%	(0.37)%	0.90%	65%
Year Ended October 31, 2010	28.74%		139,402	0.89%	(0.35)%	0.89%	68%
Year Ended October 31, 2011	12.40%		141,324	0.88%	0.05%	0.88%	69%
Year Ended October 31, 2012	12.71%		150,059	0.91%	0.15%	0.91%	59%
Six Months Ended April 30, 2013 (Unaudited)	18.33%		180,575	0.89%	(0.01)%	0.89%	38%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the year ended October 31, 2008, Winslow Capital Management, LLC (formerly Winslow Capital Management, Inc.) reimbursed $64,658 to the Growth Portfolio related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.08%.

60 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2013 (Unaudited)

1. Organization:

     The HSBC Portfolios (the “Portfolio Trust”), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name
HSBC Growth Portfolio	Growth Portfolio
HSBC Opportunity Portfolio	Opportunity Portfolio

     The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolios.

     The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Family of Funds, which also includes HSBC Advisor Funds Trust and HSBC Funds (collectively, the “Trusts”). Financial statements for all other funds of the Trusts are published separately.

     Under the Portfolio Trust’s organizational documents, the Portfolio Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolio Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolios. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolio Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

     The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

     Investment transactions are accounted for not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Expense Allocations:

     Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionally among the applicable portfolios or funds within the HSBC Family of Funds in relation to net assets or on another reasonable basis.

HSBC PORTFOLIOS 61

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2013 (Unaudited) (continued)

Federal Income Taxes:

     Each Portfolio will be treated as a partnership for U.S. federal income tax purposes. Accordingly, each Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, investors in the Portfolios will be taxed on their respective share of the Portfolios’ ordinary income and realized gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

     Management of the Portfolios has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary:

     The valuation techniques employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

     Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts.

62 HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2013 (Unaudited) (continued)

     For the year period April 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     The following is a summary of the valuation inputs used as of April 30, 2013 in valuing the Portfolios’ investments based upon the three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Portfolio
Investment Securities:
Common Stocks (a)	83,573,477	—	—	83,573,477
Investment Company	1,191,636	—	—	1,191,636
Total Investment Securities	84,765,113	—	—	84,765,113

Opportunity Portfolio
Investment Securities:
Common Stocks (a)	174,854,087	—	—	174,854,087
Investment Company	5,261,791	—	—	5,261,791
Total Investment Securities	180,115,878	—	—	180,115,878
____________________

(a)	For detailed investment categorizations, see the accompanying Schedules of Portfolio Investments.

New Accounting Pronouncements:

     In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”), which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the entity’s financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU 2013-01 and ASU 2011-11 may have on the Portfolios’ financial statements.

4. Related Party Transactions and Other Agreements:

Investment Management:

     HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as the Investment Adviser to the Portfolios pursuant to an investment management contract with the Portfolio Trust. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises, and administers the Portfolios’ investments. Winslow Capital Management, LLC (“Winslow”) and Westfield Capital Management Company, L.P. (“Westfield”) serve as subadvisers for the Growth Portfolio and Opportunity Portfolio, respectively, and are paid for their services directly by the respective Portfolios.

HSBC PORTFOLIOS 63

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2013 (Unaudited) (continued)

     For their services, the Investment Adviser and Winslow receive in aggregate, from the Growth Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of all Sub-Adviser serviced funds and separate accounts affiliated
with HSBC:	Fee Rate(%)*
Up to $250 million	0.575
In excess of $250 million but not exceeding $500 million	0.525
In excess of $500 million but not exceeding $750 million	0.475
In excess of $750 million but not exceeding $1 billion	0.425
In excess of $1 billion	0.375
____________________

*	The Growth Portfolio may pay the Investment Adviser and Winslow an aggregate maximum fee of up to 0.68%. Currently, the Investment Adviser’s contractual fee is 0.175% and Winslow’s maximum contractual fee is 0.40%. Accordingly, the current aggregate maximum fee rate is 0.575%.

     For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Opportunity Portfolio’s average daily net assets.

Administration:

     HSBC serves the Trusts as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Trusts a fee, accrued daily and paid monthly at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

     The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts, however, the assets of the Portfolios and HSBC Funds and HSBC Advisor Fund that invest in the Portfolios are not double-counted. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolios by the HSBC Funds and HSBC Advisor Fund, the Portfolios pay half of the administration fee and the other funds pay half of the administration fee, for a combination of the total fee rate set forth above.

     Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator subject to the general supervision by the Trusts’ Board and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new portfolios, minus 0.02% which is retained by HSBC.

     Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $143,262 for the period ended April 30, 2013, plus reimbursement of certain expenses. Expenses incurred by each Portfolio are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals as employees of Citi.

Fund Accounting:

     Citi provides fund accounting services for the Portfolio Trust. For its services to the Portfolios, Citi receives an annual fee per portfolio, including reimbursement of certain expenses, that is accrued daily and paid monthly.

64 HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2013 (Unaudited) (continued)

Independent Trustees:

     The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $ 3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $ 3,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $ 6,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee is compensated at the rate of $ 500 per hour, up to a maximum of $ 3,000 per day.

5. Investment Transactions:

     Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2013 were as follows:

Portfolio Name	Purchases ($)	Sales ($)
Growth Portfolio	29,565,645	32,051,024
Opportunity Portfolio	63,244,033	61,647,653

     For the period ended April 30, 2013, there were no long-term U.S. government securities held by the Portfolio Trust.

6. Federal Income Tax Information:

     At April 30, 2013, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost($)	Appreciation($)	Depreciation($)	(Depreciation)($)*
Growth Portfolio	62,465,363	22,618,866	(319,116)	22,299,750
Opportunity Portfolio	143,728,751	39,548,076	(3,160,949)	36,387,127
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

7. Subsequent Events:

     Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

HSBC PORTFOLIOS 65

HSBC PORTFOLIOS
Investment Adviser Contract Approval

     Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not parties to an investment advisory agreement for the fund or “interested persons” of the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) during the semi-annual period ended April 30, 2013 and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

     The Board met in person and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trusts (the “Contracts Committee”), met separately to consider, among other matters:

  the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and HSBC Global Asset Management (USA) Inc. (the “Adviser”) and (ii) Sub- Advisory Agreements (“Sub-Advisory Contracts”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) to one or more Funds; and

  the approval of the continuation of certain other ancillary agreements to which the Adviser is a party that obligate the Adviser to provide the Funds with administrative services, such as the Administration Agreement, Support Services Agreement and Operational Support Services Agreement (each, an “Ancillary Agreement”).

     Prior to the meetings, the Independent Trustees received and reviewed the information they thought reasonably necessary to evaluate the terms of the Advisory Contracts, Sub-Advisory Contracts and Ancillary Agreements (collectively, the “Agreements”). This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Lipper Inc. (“Lipper”); (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison with the advisory fees paid by other similar funds based on materials provided by Lipper; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds based on Lipper data; (vii) the profitability of the Adviser and certain of the Sub-Advisers; and (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers. Counsel to the Trusts and to the Independent Trustees were present at each Contracts Committee meeting and the Board meeting.

     When it met, the Contracts Committee and its members reviewed the information provided in advance of the meeting and discussed, among other things: (i) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (ii) the Trusts’ arrangements with the unaffiliated investment sub-advisers to the Trusts, Westfield Capital Management Company, LP (“Westfield”) and Winslow Capital Management, LLC (“Winslow”); (iii) the Trusts’ Administration Agreement with the Adviser; and (iv) regulatory considerations. The Contracts Committee also convened to consider, among other things: (i) the Support Services Agreement and Operational Support Services Agreement with the Adviser; (ii) the Adviser’s Multimanager function; (iii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (iv) the Adviser’s profitability; and (v) additional information provided by the Adviser at the request of the Board. Following the December 5, 2012 and December 17-18, 2012 Contracts Committee meetings, the members of the Contracts Committee determined to recommend to the Board that the Agreements be continued for an additional one-year period.

     At the in-person meeting, held on December 17-18, 2012, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund.

66 HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

     The Board and the Independent Trustees made these determinations on the basis of the following considerations, among others:

     Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Independent Trustees examined the nature, quality and extent of the investment advisory and administrative support services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel. In this regard, the Independent Trustees considered the capabilities and performance of the Adviser’s Multimanager unit with respect to the World Selection Funds and the Equity Funds, the capabilities and performance of the Adviser’s Emerging Markets Debt Team with respect to the Emerging Markets Debt Funds, the capabilities of the Adviser’s oversight with respect to the Frontier Markets Fund, as well as the capabilities and performance of the Adviser’s portfolio management and credit review teams with respect to the Money Market Funds. The Independent Trustees also considered the nature, quality and extent of the administrative support services that the Adviser provides to the Funds, including the Adviser’s oversight and management of the Funds’ other service providers.

     The Independent Trustees also took note of: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the reduction during the period in the HSBC Family of Fund’s net assets, and its effect on economies of scale; (iv) the recent liquidation of certain Funds; and (v) the efforts undertaken by the Adviser to foster the growth and development of the Funds since the inception of each of the Funds, including the recent development and launch of the HSBC RMB Fixed Income Fund and HSBC Total Return Fund, and an increased entrepreneurial commitment to the success of the Funds with new classes of shareholders. With respect to the Money Market Funds, the Independent Trustees considered the financial support the Adviser and its affiliates have afforded the Money Market Funds, such as the voluntary fee waivers and reimbursements made to maintain a non-negative yield for the Money Market Funds more recently, and noted the material increase in these waivers and reimbursements due to the economic environment for money market funds over the previous year. In addition, the Independent Trustees considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives. In assessing the Adviser’s reputation, the Independent Trustees considered a recent regulatory matter affecting the parent of the Adviser which did not relate to the Funds.

     The Independent Trustees also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Independent Trustees considered the investment performance and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

     Based on these considerations, the Independent Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by the Adviser and Sub-Advisers, and that the services provided supported continuance of the Agreements.

     Investment Performance of the Funds, Adviser and Sub-Advisers. The Independent Trustees considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable funds and one or more benchmark indices. In the context of the World Selection Funds, the Independent Trustees took note of the expenses of underlying funds and considered the performance of the World Selection Funds, and particularly the Aggressive Strategy Fund, in light of the World Selection Funds’ relative positioning and peers. In the context of the HSBC Growth Portfolio, although the Independent Trustees noted the recent underperformance of the Portfolio in light of data provided by Lipper, it favorably noted the consistent performance record of the Portfolio and the strong compliance culture at the Portfolio’s Sub-Adviser. In the context of the HSBC Opportunity Portfolio, the Independent Trustees considered that the Portfolio was relatively expensive as compared to its peers, yet was also characterized by relatively high return as well as higher volatility. With respect to the HSBC Opportunity Portfolio, the Independent Trustees also considered the compliance efforts of the Portfolio’s Sub-Adviser.

     In the context of the Emerging Markets Debt Funds, the Independent Trustees found the expenses of the HSBC Emerging Markets Debt Fund to be reasonable and its performance to be acceptable, but the Independent Trustees noted that the HSBC Emerging Markets Local Debt Fund had performed less competitively. With respect to the Emerging Markets Debt Funds, the Independent Trustees also requested and received information regarding the Funds’ integration into the overall structure of the HSBC Family of Funds. In the context of the HSBC Frontier Markets Fund, the Independent Trustees noted the Fund’s fees and expenses as compared to its peers, and

HSBC PORTFOLIOS 67

HSBC PORTFOLIOS
Investment Adviser Contract Approval (continued)

requested and received information regarding the advisory fee split between the Adviser and the Fund’s Sub-Adviser. In the context of the Money Market Funds, the Independent Trustees considered the yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance. The Independent Trustees determined that the Funds’ investment performance and the Adviser’s actions to improve investment performance, where applicable, supported continuance of the Agreements, although they would continue to monitor performance closely, particularly for those Funds that had weaker performance compared to peers during the past year.

     Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Independent Trustees considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Independent Trustees considered the Adviser’s profitability and costs, including by means of an analysis provided by the Adviser of its estimated profitability. The Independent Trustees also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Lipper. The Independent Trustees determined that the Funds had advisory fees competitive with those of similar funds, noting the resources, expertise and experience provided to the Funds.

     The Independent Trustees also compared the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser, and evaluated information provided as to why advisory fees may differ between mutual funds and other advisory relationships, including increased shareholder activity. In this regard, the Independent Trustees concluded that differences in advisory fees assessed between the Funds and other accounts managed by the Adviser did not preclude approval of the Advisory Contracts.

     With respect to the administrative support services provided by the Adviser, the Independent Trustees considered the fees charged for such services and evaluated the fees payable to the Adviser and those payable to other providers of administrative services to the Funds. At the request of the Independent Trustees, the Adviser provided information regarding the pricing differential between the retail and institutional shares’ respective Operational Support Services Agreements. The Independent Trustees determined that the differences are in-line with industry standards and recognize the different services provided to retail as compared to institutional shareholders. The Independent Trustees also considered the relative split of the administration fee between the Adviser and Citi Fund Services Ohio, Inc., as sub-administrator and other factors relevant to their consideration of these arrangements.

     The Independent Trustees also considered the costs of the services provided by the Sub-Advisers, as applicable; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio, the Independent Trustees considered the sub-advisory fee breakpoint structure. The Independent Trustees also considered information on profitability where provided by the Sub-Advisers.

     The Independent Trustees concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were fair and reasonable in light of the factors set forth above.

     Other Relevant Considerations. The Independent Trustees also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Independent Trustees also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds. The Independent Trustees also considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

     In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

68 HSBC PORTFOLIOS

HSBC PORTFOLIOS
Table of Shareholder Expenses—as of April 30, 2013 (Unaudited)

     As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other Fund expenses.

     These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Example

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/12	4/30/13	11/1/12 - 4/30/13	11/1/12 - 4/30/13
Growth Portfolio	$1,000.00	$1,135.10	$3.81	0.72%
Opportunity Portfolio	1,000.00	1,183.30	4.82	0.89%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/12	4/30/13	11/1/12-4/30/13	11/1/12-4/30/13
Growth Portfolio	$1,000.00	$1,021.58	$3.67	0.72%
Opportunity Portfolio	1,000.00	1,020.72	4.53	0.89%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

HSBC PORTFOLIOS 69

     Other Information (Unaudited):

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

     The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

     An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

70 HSBC PORTFOLIOS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS

HSBC Growth Portfolio
Winslow Capital Management, LLC
4720 IDS Tower
80 South Eighth Street
Minneapolis, MN 55402

HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

Citi Fund Services
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, OH 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
191 West Nationwide Blvd., Suite 500
Columbus, OH 43215

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

The HSBC Family of Funds are distributed by Foreside Distribution Services, L.P. This document must be preceded or accompanied by a current prospectus for the HSBC Funds, which you should read carefully before you invest or send money.

— NOT FDIC INSURED             — NO BANK GUARANTEE             — MAY LOSE VALUE

HSB-SAR-WS-0613	6/13

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC PORTFOLIOS

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 21, 2013

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 21, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards
Treasurer

Date	June 21, 2013